As filed with the Securities and Exchange Commission on April 22, 2002.

------------------------------------------------------------------------------
                                                  File Nos. 333-93889
                                                            811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 3 /X/

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 22 /X/

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400

                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                       JOANNE DERRIG, ESQUIRE
FOLEY & LARDNER                                ALFS, INC.
3000 K STREET, N.W., SUITE 500                 3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C.                               NORTHBROOK, IL 60062



            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

__ immediately upon filing pursuant to paragraph (b) of Rule 485
X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485


TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Allstate Life Of New York Separate Account A under Deferred Variable Annuity Contracts.

THE SCUDDER HORIZON ADVANTAGE VARIABLE ANNUITY

GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
OFFERED BY
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
ONE ALLSTATE DRIVE, FARMINGVILLE, NEW YORK 11738
THROUGH
ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                                    PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("Allstate New York") is offering the Scudder Horizon Advantage Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 11 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 2 fixed account options ("FIXED ACCOUNT OPTIONS") and 9 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests in a single portfolio of The Scudder Variable Series I or Scudder Variable Series II. The 9 Scudder portfolios we offer through the sub-accounts under this Contract are:

SCUDDER VARIABLE SERIES I
                                                   . Growth and Income Portfolio
  . Balanced Portfolio
                                                   . International Portfolio
  . Bond Portfolio
                                                   . Money Market Portfolio
  . Capital Growth Portfolio
                                                   . 21st Century Growth Portfolio
  . Global Discovery Portfolio

SCUDDER VARIABLE SERIES II

  .    Growth Portfolio




WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 30 of this prospectus. For a free copy, please write us at our customer service center (P.O. Box 94038, Palatine, IL 60094-4038) or call us at 1-800-833-0194 (Scudder Direct) or 1-800-875-9040 (AARP Investment Program Members), or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                    NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                    FEDERAL CRIME.

                    THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
    IMPORTANT       THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                    INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
     NOTICES        CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                    BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                    THE CONTRACTS ARE NOT FDIC INSURED.

                    THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.

TABLE OF CONTENTS
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                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW                                                                       1
--------------------------------------------------------------------------------
  The Scudder Horizon Advantage Variable Annuity                               1
--------------------------------------------------------------------------------
  Important Notices                                                            1
--------------------------------------------------------------------------------
IMPORTANT TERMS                                                                3
--------------------------------------------------------------------------------
THE CONTRACT AT A GLANCE                                                       4
--------------------------------------------------------------------------------
HOW THE CONTRACT WORKS                                                         6
--------------------------------------------------------------------------------
EXPENSE TABLE                                                                  7
--------------------------------------------------------------------------------
  Contract Owner Transaction Expenses                                          7
--------------------------------------------------------------------------------
  Variable Account Annual Expenses                                             7
--------------------------------------------------------------------------------
  Example                                                                      8
--------------------------------------------------------------------------------
FINANCIAL INFORMATION                                                          8
--------------------------------------------------------------------------------
THE CONTRACT                                                                   9
--------------------------------------------------------------------------------
  The Contract Owner                                                           9
--------------------------------------------------------------------------------
  Annuitant                                                                    9
--------------------------------------------------------------------------------
  Beneficiary                                                                  9
--------------------------------------------------------------------------------
  Modification of the Contract                                                 9
--------------------------------------------------------------------------------
  Assignment                                                                  10
--------------------------------------------------------------------------------
PURCHASES                                                                     10
--------------------------------------------------------------------------------
  Minimum Purchase Payments                                                   10
--------------------------------------------------------------------------------
  Automatic Additions Program                                                 10
--------------------------------------------------------------------------------
  Allocation of Purchase Payments                                             10
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  Right to Cancel                                                             10
--------------------------------------------------------------------------------
  Contract Value                                                              11
--------------------------------------------------------------------------------
  Accumulation Units                                                          11
--------------------------------------------------------------------------------
  Accumulation Unit Value                                                     11
--------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES                                                       12
--------------------------------------------------------------------------------
  The Variable Sub-Accounts                                                   12
--------------------------------------------------------------------------------
  The Fixed Account Options                                                   13
--------------------------------------------------------------------------------
     Standard Fixed Account Option and Dollar Cost Averaging   Option         13
--------------------------------------------------------------------------------
  Transfers                                                                   14
--------------------------------------------------------------------------------
     Transfers During the Accumulation Phase                                  14
--------------------------------------------------------------------------------
     Transfers During the Payout Phase                                        14
--------------------------------------------------------------------------------
     Telephone Transfers                                                      14
--------------------------------------------------------------------------------
     Dollar Cost Averaging Program                                            15
--------------------------------------------------------------------------------
     Automatic Portfolio Rebalancing Program                                  15
--------------------------------------------------------------------------------

                                 PAGE

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EXPENSES                                                                      16
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  Mortality and Expense Risk Charge                                           16
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  Administrative Expense Charge                                               16
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  Transfer Charge                                                             16
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  Premium Taxes                                                               16
--------------------------------------------------------------------------------
  Deduction for Variable Account Income Taxes                                 16
--------------------------------------------------------------------------------
  Other Expenses                                                              16
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ACCESS TO YOUR MONEY                                                          17
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  Postponement of Payments                                                    17
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  Systematic Withdrawal Program                                               17
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  Minimum Contract Value                                                      17
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INCOME PAYMENTS                                                               18
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  Payout Start Date                                                           18
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  Income Plans                                                                18
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  Variable Income Payments                                                    19
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  Fixed Income Payments                                                       19
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  Certain Employee Benefit Plans                                              19
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DEATH BENEFITS                                                                20
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  Death Benefit Amount                                                        20
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  Enhanced Death Benefit Option                                               20
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  Death Benefit Payments                                                      20
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MORE INFORMATION                                                              21
--------------------------------------------------------------------------------
     Allstate New York                                                        21
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     The Variable Account                                                     21
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     The Portfolios                                                           21
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     The Contract                                                             22
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     Qualified Plans                                                          22
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     Legal Matters                                                            22
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TAXES                                                                         23
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TAXATION OF ANNUITIES IN GENERAL                                              23
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  Income Tax Withholding                                                      25
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  Tax Qualified Contracts                                                     25
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PERFORMANCE INFORMATION                                                       29
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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         30
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APPENDIX A - CONDENSED FINANCIAL INFORMATION                                  31
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IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the pages that describe each term. The first use of each term in this prospectus appears in bold.


                                 PAGE

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Accumulation Phase                                                             6
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Accumulation Unit                                                             11
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Accumulation Unit Value                                                       11
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Allstate New York ("We")                                                      21
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Anniversary Values                                                            20
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Annuitant                                                                      9
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Automatic Additions Program                                                   10
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Automatic Portfolio Rebalancing Program                                       15
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Beneficiary                                                                    9
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Cancellation Period                                                           10
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Contract*                                                                      4
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Contract Anniversary                                                           5
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Contract Owner ("You")                                                         9
--------------------------------------------------------------------------------
Contract Value                                                                11
--------------------------------------------------------------------------------
Contract Year                                                                  5
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Dollar Cost Averaging Option                                                  13
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Dollar Cost Averaging Program                                                 15
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                                 PAGE

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Due Proof of Death                                                            20
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Enhanced Death Benefit Option                                                 20
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Fixed Accounts Option                                                         13
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Fund                                                                           1
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Guarantee Periods                                                             18
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Income Plan                                                                   18
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Investment Alternatives                                                       12
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Issue Date                                                                     6
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Payout Phase                                                                   6
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Payout Start Date                                                             18
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Portfolios                                                                    21
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Qualified Contracts                                                           25
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Right to Cancel                                                               10
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SEC                                                                            1
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Systematic Withdrawal Program                                                 17
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Valuation Date                                                                10
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Variable Account                                                              21
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Variable Sub-Account                                                          12
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  * We will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with an initial purchase
                        payment of $2,500 ($2,000 for "QUALIFIED CONTRACTS,"
                        which are Contracts issued with qualified plans). Prior
                        to the PAYOUT START DATE you can add to your Contract
                        as often as you like. We may limit the amount of each
                        purchase payment to a minimum of $100 and a maximum of
                        $1,000,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 10 days after
                        receipt (60 days if you are exchanging another contract
                        for the Contract described in this prospectus)
                        ("CANCELLATION PERIOD"). Upon cancellation we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .
                          Total Variable Account annual Expenses equal to 0.70%
                          of average daily net Assets (0.80% if you select the
                          ENHANCED DEATH BENEFIT OPTION)

                        .Transfer fee of $10 after 12/th/ transfer in any
                          CONTRACT YEAR (charge currently waived)

                        .
                          State premium tax (New York Currently does not impose
                          one). In addition, each Portfolio pays expenses that
                          you will bear indirectly if you invest in a Variable
                          Sub-Account.


-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 11 investment alternatives
ALTERNATIVES            including:

                        .2 Fixed Account Options (which credit interest at
                          rates we guarantee), and

                        .9 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by Deutsche
                          Investment Management Americas Inc. (formally known as Zurich Scudder Investments, Inc.)

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-833-0194 (Scudder Direct) or 1-800-875-9040 (AARP
                        Investment Program Members).
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income  payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before the PAYOUT START DATE, we will pay
                        the death benefit described in the Contract. We also
                        offer an Enhanced Death Benefit Option.
-------------------------------------------------------------------------------

                                        4
--------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                         alternatives, with certain restrictions.

                        We do not currently impose a charge upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each "Contract
                        Year," which we measure from the date we issue your
                        contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. Full or partial
                        withdrawals are available under limited circumstances
                        on or after the Payout Start Date.

                        In general, you must withdraw at least $50 at a time
                        ($1,000 for withdrawals made during the Payout Phase).
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 591/2, may be subject to an
                        additional 10% federal tax penalty.
-------------------------------------------------------------------------------

                                                5

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 11 investment alternatives and pay no federal income taxes on any gain until you withdraw any gain. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 18. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can recieve    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if none, to your Beneficiary. See "Death Benefits."

Please contact us at 1-800-833-0194 (Scudder Direct) or 1-800-875-9040 (AARP Investment Program Members) if you have any questions about how the Contract works.

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes because New York currently does not impose premium taxes on annuities. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio management fees, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge                                                     None
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                    None
-------------------------------------------------------------------------------
Transfer Fee                                                        $10.00*
-------------------------------------------------------------------------------

  *
   Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer charge.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

WITH THE ENHANCED DEATH BENEFIT OPTION
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge                                        0.50%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.30%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    0.80%
-------------------------------------------------------------------------------

WITHOUT THE ENHANCED DEATH BENEFIT OPTION
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge                                        0.40%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.30%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    0.70%
-------------------------------------------------------------------------------


SCUDDER VARIABLE SERIES I AND SCUDDER VARIABLE SERIES II
                                                                   PORTFOLIO
ANNUAL EXPENSES (as a percentage of Portfolio average daily net assets) (1)

                                                                                                  Total Annual
                                                                           Management   Other      Portfolio
Portfolio                                                                     Fees     Expenses     Expenses
---------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                                           0.48%      0.08%        0.56%
---------------------------------------------------------------------------------------------------------------
Bond Portfolio                                                               0.48%      0.09%        0.57%
---------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                                     0.46%      0.04%        0.50%
---------------------------------------------------------------------------------------------------------------
Global Discovery Portfolio (2)                                               0.98%      0.24%        1.22%
---------------------------------------------------------------------------------------------------------------
Growth  Portfolio                                                            0.60%      0.03%        0.63%
---------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  0.48%      0.08%        0.56%
---------------------------------------------------------------------------------------------------------------
International Portfolio                                                      0.84%      0.16%        1.00%
---------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                                       0.37%      0.08%        0.45%
---------------------------------------------------------------------------------------------------------------
21st Century Growth Portfolio(2)(3)                                          0.88%      0.28%        1.16%
---------------------------------------------------------------------------------------------------------------


(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

(2) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse "Other Expenses" to the extent necessary to limit the "Total Portfolio Annual Expenses" to 1.25% for Global Discovery Portfolio and 1.50% for 21st Century Growth Portfolio.

(3) The Portfolio has an expense offset arrangement that reduces the Portfolio's custodian fee based upon the amount of cash maintained by the Portfolio with its custodian. "Other Expenses" do not take into account this expense reduction, and are therefore higher than the actual expenses of the Portfolio.
   Had this fee reduction been taken into account, "Total Portfolio Annual Expenses" would be lower and equal 1.15%.

EXAMPLE

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested a $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment,

elected the Enhanced Death Benefit Option.The example assumes that any fund expense waivers or reimbursement arrangements are in effect for the time periods presented. The example above does not include any tax penalties you may be required to pay if you surrender your Contract. The example does not include deductions for premium taxes because New York currently does not charge premium taxes on annuities.

Sub-Account                       1 Year     3 Years     5 Years     10 Years
-------------------------------------------------------------------------------
Balanced                             $14        $43         $ 75        $164
-------------------------------------------------------------------------------
Bond                                 $14        $44         $ 75        $165
-------------------------------------------------------------------------------
Capital Growth                       $13        $41         $ 72        $157
-------------------------------------------------------------------------------
Global Discovery                     $21        $64         $110        $237
-------------------------------------------------------------------------------
Growth                               $15        $46         $ 79        $172
-------------------------------------------------------------------------------
Growth and Income                    $14        $43         $ 75        $164
-------------------------------------------------------------------------------
International                        $18        $57         $ 98        $213
-------------------------------------------------------------------------------
Money Market                         $13        $40         $ 69        $152
-------------------------------------------------------------------------------
21st Century Growth                  $20        $62         $107        $230
-------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT AN EXAMPLE AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLE ASSUMES THE ELECTION OF THE ENHANCED DEATH BENEFIT OPTION, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 0.50%. IF THAT OPTION WAS NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values appear in Appendix A. The financial statements of the Variable Account and Allstate New
York appear in the Statement of Additional Information.

THE CONTRACT
--------------------------------------------------------------------------------


THE CONTRACT OWNER
The Scudder Horizon Advantage Variable Annuity is a contract between you, the Contract owner, and Allstate New York, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum issue age of any Contract owner as of the date we receive the completed application is age 90.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 22.


ANNUITANT
The Annuitant is the living individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. If the Contract owner is a natural person you may change the Annuitant prior to the Payout Start Date. At our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, before the Payout Start Date. The maximum issue age of any Annuitant as of the date we receive the completed application is age 90.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

.. the youngest Contract owner, otherwise

.. the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner in accordance with the terms of the Contract if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary, or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT
Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $2,500 ($2,000 for a Qualified Contract). You may make purchase payments at any time prior to the Payout Start Date. We may limit the amount of each purchase payment that we will accept to a minimum of $100 and a maximum of $1,000,000. We reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring amounts from your bank account. Please consult with your representative for detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our customer service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our customer service center located in Vernon Hills, Illinois. You may mail your purchase payments to us at P.O. Box 94038, Palatine, Illinois 60094. Our overnight mail address is 300 North Milwaukee Avenue, Vernon Hills, IL 60061.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We will return your purchase payments allocated to the Variable Account after an adjustment, to the extent permitted by state or federal law, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

CONTRACT VALUE
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On the issue date, your Contract Value is equal to the initial purchase payment.
 Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of you Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
Each sub-account values its accumulation units separately. The value of accumulation units will change for each Valuation Period according to the investment performance of the shares of the portfolio held by each sub-account and the deduction of certain expenses and charges.

The value of an accumulation unit in a sub-account for any Valuation Period equals the value of the accumulation unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that sub-account for the current Valuation Period. The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Date, in the value of sub-account assets per accumulation unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for morality and expense risk charge and administrative expense charge.

YOU SHOULD EXPECT THE VALUE OF YOUR CONTRACT TO CHANGE DAILY TO REFLECT THE INVESTMENT EXPERIENCE OF THE PORTFOLIOS IN WHICH YOU ARE INVESTED THROUGH THE SUB-ACCOUNTS, ANY INTEREST EARNED ON THE FIXED ACCOUNT OPTIONS, AND THE DEDUCTION OF CERTAIN EXPENSES AND CHARGES.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 9 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including management fees and risks associated with the Portfolio, please refer to the accompanying prospectus for the Scudder Variable Series I and Scudder Variable Series II (The "Funds"). You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts. Deutsche Investment Management Americas Inc. serves as the investment adviser to each Portfolio.


PORTFOLIO:              EACH PORTFOLIO SEEKS:
-------------------------------------------------------------------------------
Balanced Capital        a balance of growth and income, and also long-term
                        preservation of capital
-------------------------------------------------------------------------------
Bond                    to invest for a high level of income consistent with a
                        high quality portfolio of debt securities
-------------------------------------------------------------------------------
Capital Growth          to maximize long-term capital growth
-------------------------------------------------------------------------------
Global Discovery        above average capital appreciation over the long term
-------------------------------------------------------------------------------
Growth                  long-term growth of capital
-------------------------------------------------------------------------------
Growth and Income       long-term growth of capital, current income and growth
                        of income
-------------------------------------------------------------------------------
International           long-term growth of capital
-------------------------------------------------------------------------------
Money Market            to maintain the stability of capital and, consistent
                        therewith, to maintain the liquidity of capital and to
                        provide current income
-------------------------------------------------------------------------------
21st Century Growth     long-term growth of capital
-------------------------------------------------------------------------------





Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
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You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 2 Fixed Account Options, including a Standard Fixed Account Option, and a Dollar Cost Averaging Fixed Account Option ("Dollar Cost Averaging Option"). Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


STANDARD FIXED ACCOUNT OPTION AND DOLLAR COST AVERAGING OPTION
STANDARD FIXED ACCOUNT OPTION. Purchase payments and transfers that you allocate to the Standard Fixed Account Option will earn interest for a one year period at the current rate in effect at the time of allocation or transfer. We will credit interest daily at a rate that will compound over the year to the effective annual interest rate we guaranteed at the time of allocation. As each one year period expires, we will declare a renewal rate which we guarantee for a full year. On or about the end of each one year period, we will notify you of the new interest rate(s). Subsequent renewal dates will be every twelve months for each payment or transfer. The crediting rates for the Standard Fixed Account Option will never be less than the 3.5% guaranteed rate found in the Contract.

You may withdraw or transfer your money from the Standard Fixed Account Option at any time on a first-in, first-out basis. If you withdraw money from the Standard Fixed Account Option, you will receive the amount you requested, minus any applicable tax withholding.

DOLLAR COST AVERAGING OPTION. You may establish a Dollar Cost Averaging Program, as described on page 15, by allocating purchase payments to the Dollar Cost Averaging Option. Purchase payments that you allocate to the Dollar Cost Averaging Option will earn interest for up to a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. The rate will never be less than 3.50%. You may transfer each purchase payment and associated interest out of the Dollar Cost Averaging Option to any of the investment alternatives in up to twelve equal monthly installments. At the end of 12 months from the date of your allocation to the Dollar Cost Averaging Option, we will transfer any remaining money to the Money Market Variable Sub-Account.

You may not transfer funds from other investment alternatives to the Dollar Cost Averaging Option.

We will not assess a transfer charge for transfers made out of the Dollar Cost Averaging Option, nor will such transfers count towards the 12 transfers you can make each Contract Year without paying a transfer charge.

We bear the investment risk for all amounts allocated to the Standard Fixed Account Option and the Dollar Cost Averaging Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Fixed Account Options. For current interest rate information, please contact your representative or our customer service center
at 1-800-833-0194 (ScudderDirect) or     1-800-875-9040 (AARP Investment Program
Members).

INVESTMENT ALTERNATIVES: TRANSFERS
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TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer any portion of your Contract Value into the Dollar Cost Averaging Option. Transfers from the Standard Fixed Account Option are taken out on a first-in, first-out basis. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Variable Sub-Account at the same time as one transfer.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account Options for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


EXCESSIVE TRADING LIMITS
For Contracts issued on or after December 1, 2000, in any Contract Year, we reserve the right to limit transfers among the Variable Sub-Accounts, or to refuse any Variable Sub-Account transfer request, if:

.. we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-833-0194 (Scudder Direct) or 1-800-875-9040 (AARP Investment Program Members), if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses. EXCESSIVE TELEPHONE TRANSFER TRADING LIMITS

We reserve the right to limit the number of telephone transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account telephone transfer request, if:

.. we believe, in our sole discretion, that excessive telephone transfer trading by such Contract owner or owners, or a specific transfer request or group of transfer requests may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other

  Contract owners; or

.. we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive telephone transfer trading or because they believe that a specific telephone transfer or groups of telephone transfers would have a detrimental effect on the prices of Fund shares.

 We may apply the restrictions in any manner reasonably designed to prevent telephone transfers that we consider disadvantageous to other Contract owners.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.


DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount at regular intervals during the Accumulation Phase from any Variable Sub-Account, or the Dollar Cost Averaging Option, to any of the investment alternatives (except the Dollar Cost Averaging Fixed Account). The interval between transfers may be monthly, quarterly, semi-annually, or annually.

We will not assess a transfer charge for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer charge.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Bond Variable Sub-Account and 60% to be in the Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Bond Variable Sub-Account and use the money to buy more units in the Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer charge, and are not subject to a transfer charge.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 0.40% of the daily net assets you have invested in the Variable Sub-Accounts (0.50% if you select the Enhanced Death Benefit Option). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional 0.10% for the Enhanced Death Benefit Option to compensate us for the additional risk that we accept by providing the option.

We guarantee that we will not increase this charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not increase this charge.


TRANSFER CHARGE
We do not currently impose a charge upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not assess a transfer charge on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Portfolios. For a summary of these charges and expenses, see page 7. We may receive compensation from Deutsche Investment Management Americas Inc., for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time before the Payout Start Date and before the Contract owner's death (or the Annuitant's death if the Contract owner is not a natural person). Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 18.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request, less any income tax withholding, and penalty tax, if applicable. You may submit a withdrawal request by writing to our customer service center, or if you have a valid telephone transfer request form on file with us, then you may request a partial withdrawal by telephone. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored. If any portion of the withdrawal is to be taken from the Standard Fixed Account Option, then the amount requested will be deducted on a first-in, first-out basis.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals. We may waive any withdrawal restrictions. If you request a total withdrawal, we may require you to return your Contract to us.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 10 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We reserve the right to modify or suspend the Systematic Withdrawal Program. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less any applicable charges and taxes.

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least one month after the Issue Date; and

.. no later than the Annuitant's 90th birthday,  or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts that support the variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitants is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract owner has not made any purchase payments for at least 3 years preceding the Payout Start Date, and either the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The dollar amount of variable income payments depends upon:

.. The investment experience of the sub-accounts you select,

.. any premium taxes due,

.. the age and sex of the annuitant, and

.. the income plan you chose.

We guarantee that the amount of the income payment will not be affected by actual mortality experience and the amount of our administration expenses. Your Contract contains income payment tables that provide for different benefit payments to men and women of the same age (except in states which require unisex annuity tables). Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex will be used.

The total income payments we will pay to you may be more or less than the total of the purchase payments you paid to us because:

.. variable income payments will vary with the investment results of the underlying portfolios, and

.. annuitants may live longer than, or not as long as, expected.

The income plan option selected will affect the dollar amount of each annuity payment.Income payments are determined based on an assumed investment rate, the investment performance of the portfolios in which the sub-accounts you select invest, and the deduction of certain fees and charges. If the net investment experience of the sub-accounts is less than the assumed investment rate, then the dollar amount of the income payments will decrease. If the net investment experience equals the assumed investment rate, then the dollar amount of the income payments will stay level. If the net investment experience exceeds the assumed investment rate, then the dollar amount of the income payments will
increase.   The assumed investment rate under the Contract is 3%.  For more information on how variable income payments are determined, see the SAI.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age. However, we reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.

DEATH BENEFITS
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We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies or,

2. the Annuitant dies, if the Contract owner is not a natural person.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

A request for payment of the death benefit must include "DUE PROOF OF DEATH" and such other documentation as we may require. We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

We will determine the value of the death benefit at the end of the Valuation Date on which we receive a complete request or payment of the death benefit. If we receive a request after 4:00 p.m. Eastern Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments less any prior withdrawals.


ENHANCED DEATH BENEFIT OPTION
The Enhanced Death Benefit Option is an optional benefit that you may select when you purchase the Contract. This option is only available if the oldest Contract owner and Annuitant are between the ages of 0 and 75 as of the date we receive the completed application.

If the Contract owner is a living individual, the enhanced death benefit applies only for the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. For Contracts with the Enhanced Death Benefit Option, the death benefit will be the greatest of (1) or (2) above, or (3) the enhanced death benefit. Enhanced Death Benefit.

ENHANCED DEATH BENEFIT. The enhanced death benefit on the Issue Date is equal to the initial purchase payment. On each Contract Anniversary, we will recalculate your enhanced death benefit to equal the greater of your Contract Value on that date, or the most recently calculated enhanced death benefit. We also will recalculate your enhanced death benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the enhanced death benefit dollar-for-dollar. Withdrawals will reduce the enhanced death benefit dollar-for-dollar.

In the absence of any withdrawals or purchase payments, the enhanced death benefit will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or the Annuitant's, if the Contract owner is not a natural person, 80th birthday. After age 80, we will recalculate the enhanced death benefit only for purchase payments and withdrawals. The enhanced death benefit will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.


DEATH BENEFIT PAYMENTS
If the Contract owner eligible to receive the death benefit is not a natural person, the Contract owner may elect to receive the distribution upon death in one or more distributions.

If the Contract owner is a natural person, the Contract owner may elect to receive the death benefit either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the Contract owner; or

.. a period not to exceed the life expectancy of the Contract owner; or

.. the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the surviving spouse of the deceased Contract owner is the sole new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once.

MORE INFORMATION
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ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate

New York is a stock life insurance company organized under the laws of the State of New York. Allstate New

York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of

New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at One Allstate Drive, Farmingville, New York 11738. Our customer service center is located at 300 North Milwaukee Avenue, Vernon Hills, IL 60061 (mailing address: P.O. Box 94038, Palatine, Illinois 60094).

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's assigns an AA+ (Very Strong) and Moody's Investors Service assigns an Aa2 (Excellent) financial strength ratings to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New

York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 9 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
Dividends and Capital Gains Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares at our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc. ("NASD").

ALFS has contracted with Scudder Investors Services, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contract. Scudder is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the NASD. Individuals directly involved in the sale of the Contract are registered representatives of Scudder and appointed licensed agents of the Allstate

New York. The principal address of Scudder is Two International Place, Boston, Massachusetts 02110-4103.

The underwriting agreement with ALFS provides for indemnification of ALFS by Allstate New York for liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate
New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New
York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE
INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New

York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
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TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "ADEQUATELY DIVERSIFIED" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

1. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

2. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

3. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"QUALIFIED DISTRIBUTIONS" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits, however, at this time we are not allowing the Enhanced Earnings Death Benefit Plus Option to be sold with an IRA.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "ELIGIBLE ROLLOVER DISTRIBUTIONS." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "ELIGIBLE ROLLOVER DISTRIBUTIONS" unless you elect to make a "DIRECT ROLLOVER" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "ROLLED OVER" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "ROLLED OVER" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "KEOGH") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges. Performance advertisements also may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying portfolios being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
REINVESTMENT
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
PERFORMANCE DATA
--------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT YIELDS
--------------------------------------------------------------------------------
OTHER SUB-ACCOUNT YIELDS
--------------------------------------------------------------------------------
STANDARDIZED TOTAL RETURNS
--------------------------------------------------------------------------------
OTHER PERFORMANCE DATA
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
ADJUSTED HISTORICAL PORTFOLIO TOTAL RETURNS
--------------------------------------------------------------------------------
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PREMIUM TAXES
--------------------------------------------------------------------------------
TAX RESERVES
--------------------------------------------------------------------------------
INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE ANNUITY UNIT VALUES
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
INCONTESTABILITY
--------------------------------------------------------------------------------
SETTLEMENTS
--------------------------------------------------------------------------------
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
TYPES OF QUALIFIED PLANS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following condensed financial information shows Accumulation Unit Values for each year since the sub-account started operation. Accumulation Unit Value is the unit we use to calculate the value of your interest in a sub-account. Accumulation unit value does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statements of the Variable Account that can be found in the SAI.



WITHOUT THE ENHANCED DEATH BENEFIT OPTION*


            ACCUMULATION UNIT
              VALUE AT THE      ACCUMULATION UNIT
            BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                 PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------
   2001          $11.835             $11.039                         0
   2000          $12.243             $11.835                         0
----------------------------------------------------------------------------------------

BALANCED SUB-ACCOUNT



BOND SUB-ACCOUNT

                ACCUMULATION UNIT
                  VALUE AT THE      ACCUMULATION UNIT
                BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                     PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
--------------------------------------------------------------------------------------------
     2001            $10.792             $11.332                        405
     2000            $10.083             $10.792                          0
--------------------------------------------------------------------------------------------



CAPITAL GROWTH SUB-ACCOUNT

                          ACCUMULATION UNIT
                            VALUE AT THE      ACCUMULATION UNIT
                          BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                               PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
------------------------------------------------------------------------------------------------------
          2001                 $12.867             $10.304                         0
          2000                 $14.697             $12.867                         0
------------------------------------------------------------------------------------------------------



GLOBAL DISCOVERY SUB-ACCOUNT

                            ACCUMULATION UNIT
                              VALUE AT THE      ACCUMULATION UNIT
                            BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                 PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
--------------------------------------------------------------------------------------------------------
           2001                  $16.823             $12.596                         0
           2000                  $18.108             $16.823                         0
--------------------------------------------------------------------------------------------------------



GROWTH AND INCOME SUB-ACCOUNT

                             ACCUMULATION UNIT
                               VALUE AT THE      ACCUMULATION UNIT
                             BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                  PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
---------------------------------------------------------------------------------------------------------
           2001                   $10.289             $ 9.063                        435
           2000                   $10.896             $10.289                          0
---------------------------------------------------------------------------------------------------------

INTERNATIONAL SUB-ACCOUNT

                         ACCUMULATION UNIT
                           VALUE AT THE
                         BEGINNING OF THE    ACCUMULATION UNIT
                              PERIOD        VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                                THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
-----------------------------------------------------------------------------------------------------
         2001                 $12.381             $ 8.501                        366
         2000                 $14.119             $12.381                          0
-----------------------------------------------------------------------------------------------------



MONEY MARKET SUB-ACCOUNT

                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                             PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2001                $11.039             $11.390                         0
         2000                $10.709             $11.039                         0
----------------------------------------------------------------------------------------------------



21ST CENTURY GROWTH SUB-ACCOUNT

                               ACCUMULATION UNIT
                                 VALUE AT THE      ACCUMULATION UNIT
                               BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                    PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
-----------------------------------------------------------------------------------------------------------
            2001                    $13.518             $10.324                        336
            2000                    $16.803             $13.518                          0
-----------------------------------------------------------------------------------------------------------




            ACCUMULATION UNIT
              VALUE AT THE      ACCUMULATION UNIT
            BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                 PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------
   2001          $11.070             $ 8.436                        395
   2000          $14.066             $11.070                          0
----------------------------------------------------------------------------------------

LARGE COMPANY GROWTH/GROWTH SUB-ACCOUNT**

* All of the Variable Sub-Accounts were first offered under the Contract on June 15, 2000. The Unit Values for these Sub-Accounts at commencement was as indicated in the above table the Accumulation Unit Values in the table reflect a mortality and expense risk charge of 0.40% and an administration expense charge 0.30%

**  On May 1, 2001 the Large Company Growth Portfolio of the Scudder Variable
   Series I merged into the Growth Portfolio of the Scudder Variable Series II, effective May 1, 2001. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund. The Growth Sub-Account commenced operations on May 1, 2001, with a Unit Value of $9.592.

WITH THE ENHANCED DEATH BENEFIT OPTION*


            ACCUMULATION UNIT
              VALUE AT THE      ACCUMULATION UNIT
            BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                 PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------
   2001          $11.810             $11.005                        287
   2000          $12.224             $11.810                          0
----------------------------------------------------------------------------------------

BALANCED SUB-ACCOUNT

BOND SUB-ACCOUNT

                  ACCUMULATION
                UNIT VALUE AT THE    ACCUMULATION
                BEGINNING OF THE   UNIT VALUE AT THE      NUMBER OF ACCUMULATION UNITS
                     PERIOD        END OF THE PERIOD   OUTSTANDING AT THE END OF THE YEAR
------------------------------------------------------------------------------------------
     2001            $10.770            $11.297                       287
     2000            $10.067            $10.770                         0
------------------------------------------------------------------------------------------



CAPITAL GROWTH SUB-ACCOUNT

                          ACCUMULATION UNIT
                            VALUE AT THE      ACCUMULATION UNIT
                          BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                               PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
------------------------------------------------------------------------------------------------------
          2001                 $12.840             $10.272                        150
          2000                 $14.673             $12.840                          0
------------------------------------------------------------------------------------------------------



GLOBAL DISCOVERY SUB-ACCOUNT

                            ACCUMULATION UNIT
                              VALUE AT THE      ACCUMULATION UNIT
                            BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                 PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
--------------------------------------------------------------------------------------------------------
           2001                  $16.788             $12.557                        121
           2000                  $18.080             $16.788                          0
--------------------------------------------------------------------------------------------------------



GROWTH AND INCOME SUB-ACCOUNT

                             ACCUMULATION UNIT
                               VALUE AT THE      ACCUMULATION UNIT
                             BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                  PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
---------------------------------------------------------------------------------------------------------
           2001                   $10.268             $ 9.035                        343
           2000                   $10.879             $10.268                          0
---------------------------------------------------------------------------------------------------------



INTERNATIONAL SUB-ACCOUNT

                         ACCUMULATION UNIT
                           VALUE AT THE      ACCUMULATION UNIT
                         BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                              PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
-----------------------------------------------------------------------------------------------------
         2001                 $12.356             $ 8.474                        164
         2000                 $14.097             $12.356                          0
-----------------------------------------------------------------------------------------------------



MONEY MARKET SUB-ACCOUNT

                        ACCUMULATION UNIT
                          VALUE AT THE      ACCUMULATION UNIT
                        BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                             PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
----------------------------------------------------------------------------------------------------
         2001                $11.016             $11.355                         0
         2000                $10.692             $11.016                         0
----------------------------------------------------------------------------------------------------

21ST CENTURY GROWTH SUB-ACCOUNT

                               ACCUMULATION UNIT
                                 VALUE AT THE      ACCUMULATION UNIT
                               BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                    PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
-----------------------------------------------------------------------------------------------------------
            2001                    $13.496             $10.296                        148
            2000                    $16.784             $13.496                          0
-----------------------------------------------------------------------------------------------------------

LARGE COMPANY GROWTH/GROWTH SUB-ACCOUNT

                                       ACCUMULATION UNIT
                                         VALUE AT THE      ACCUMULATION UNIT
                                       BEGINNING OF THE   VALUE AT THE END OF      NUMBER OF ACCUMULATION UNITS
                                            PERIOD            THE PERIOD        OUTSTANDING AT THE END OF THE YEAR
-------------------------------------------------------------------------------------------------------------------
                2001                        $11.051             $ 8.413                         0
                2000                        $14.051             $11.051                         0
-------------------------------------------------------------------------------------------------------------------

**

* All of the Variable Sub-Accounts with the Enhanced Death Benefit Option were first offered under the Contract on June 15, 2000. The Unit Values for these Sub-Accounts at commencement was as indicated in the above table. The Accumulation Unit Values in the table reflect a mortality and expense risk charge of 0.40% and an administrative expense charge of 0.30%.

**  On May 1, 2001 the Large Company Growth Portfolio of the Scudder Variable
   Series I merged into the Growth Portfolio of the Scudder Variable Series II, effective May 1, 2001. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund. The Growth Sub-Account commenced operations on May 1, 2001, with a Unit Value of $9.573.

                       Statement of Additional Information
                                     For the
                   Scudder Horizon Advantage Variable Annuity

           Group Flexible Premium Deferred Variable Annuity Contracts
                                 Issued Through
                  Allstate Life of New York Separate Account A

                                   Offered by
                   Allstate Life Insurance Company of New York
                               One Allstate Drive
                          Farmingville, New York 11738
                                 1-800-833-0194

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Scudder Horizon Advantage, a flexible premium deferred variable annuity (the "Contract") offered by Allstate Life Insurance Company of New York ("Allstate New York", "Company", "we", "us"). We are a wholly owned subsidiary of Allstate Life Insurance Company.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as in the prospectus. You may obtain a copy of the prospectus dated May 1, 2002, by calling 1-800-833-0194 (Scudder Direct) or 1-800-875-9040
(AARP Investment Program Members) or writing to us at our customer service center (P.O. Box 94038, Palatine, IL 60094-4038).


This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract.


                                Dated May 1, 2002

Statement of Additional Information Table of Contents



Description                                                                 Page

Additions, Deletions or Substitutions of Investments                         1
Reinvestment                                                                 1
The Contract                                                                 1
           Purchase of Contracts                                             1
Performance Data                                                             1
           Money Market Sub-Account Yields                                   2
           Other Sub-Account Yields                                          3
Standardized Total Returns                                                   4
Other Performance Data                                                       5
           Cumulative Total Returns                                          5
           Adjusted Historical Total Returns                                 6
Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)                 7
Premium Taxes                                                                7
Tax Reserves                                                                 7
Income Payments                                                              7
           Calculation of Variable Annuity Unit Values                       7
General Matters                                                              8
           Incontestability                                                  8
           Settlements                                                       8
           Safekeeping of the Variable Account's Assets                      8

Types of Qualified Plans                                                     9
Experts                                                                     10
Financial Statements                                                        11

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We retain the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolios shares held by any Variable Sub-Account ("Sub-Account"). We also reserve the right to eliminate the shares of any of the Funds and to substitute shares of another portfolio of the Portfolios, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if, in our judgment, investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

Substitutions of shares in a Sub-Account will not be made until you have been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by the Investment Company Act of 1940 (the "Act"). Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We may also establish additional Sub-Accounts of the Variable Account. Each additional Sub-Account would purchase shares in a new portfolio of the Fund or in another mutual fund. New Sub-Accounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. Any new Sub-Accounts offered in conjunction with the Contract will be made available to existing Contract owners as determined by Allstate New York. We may also eliminate one or more Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Act or it may be deregistered under the Act in the event registration is no longer required.


REINVESTMENT

All  dividends  and  capital  gains   distributions   from  the  Portfolios  are
automatically reinvested in shares of the distributing Portfolio at its net asset value.


THE CONTRACT

Purchase of Contracts

We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The Contracts are distributed through the principal underwriter for the Variable Account, ALFS, Inc., an affiliate of Allstate Life Insurance Company of New York. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts. However, we reserve the right to discontinue the offering of the Contracts.

PERFORMANCE DATA

From time to time the Variable Account may publish advertisements containing performance data relating to its sub-accounts. The performance data for the Sub-Accounts will always be accompanied by total return quotations. Performance figures used by the Variable Account are based on actual historical performance of its Sub-Accounts for specific periods, and the figures are not intended to indicate future performance.


The performance data based on periods before the date the Sub-Accounts began operations, when disclosed, are based on the performance of the Portfolios adjusted to reflect the level of Contract charges equal to those currently assessed against the Sub-Accounts. The Sub-Accounts and Portfolios commenced operations, as indicated:


       Sub-Account/Portfolio            Sub-Account           Portfolio
       ---------------------           --------------         ----------

           Bond                         June 15, 2000       July 16, 1985
           Balanced                     June 15, 2000       July 16, 1985
           Capital Growth               June 15, 2000       July 16, 1985
           International                June 15, 2000         May 1, 1987
           Growth and Income            June 15, 2000         May 2, 1994
           Global Discovery             June 15, 2000         May 1, 1996
           Growth(1)                    June 15, 2000    December 9, 1983
           21st Century Growth          June 15, 2000         May 3, 1999
           Money Market                 June 15, 2000       July 16, 1985

     (1) Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account and effective May 1, 2001, the Large Company Growth Portfolio merged into the Scudder Variable Series II Growth Portfolio.



The Variable Account may also advertise the performance of the sub-accounts relative to certain performance rankings and indices compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); (c) A.M. Best Company; (d) Bank Rate Monitor; and (e) Morningstar.


Money Market Sub-Account Yields

The Current Yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the mortality and expense risk charge (0.40% for Contracts with the standard death benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

Current Yield is calculated according to the following formula:

                  Current Yield = ((NCS - ES) / W) x (365 / 7)

We may also disclose the Effective Yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCS - ES)/UV))(365 / 7) -1

Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Sub-Account unit under a Contract.

ES = Per unit expenses of the Sub-Account for the Contracts for the seven-day period.

UV   = The unit value for a Contract on the first day of the seven day period.

The Current and Effective Yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity, the types and quality of Portfolio securities held, and the operating expenses.


Other Sub-Account Yields

The 30-Day Yield refers to income generated by the Bond Sub-Account over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period, and by (iv) multiplying that result by 2. Expenses attributable to the Bond Sub-Account for the Contracts include the mortality and expense risk charge (0.40% for Contracts with the standard death benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

The 30-Day Yield is calculated according to the following formula:

     30-Day Yield = 2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the Portfolio for the 30-day period attributable to the Sub-Account's units.

ES   = Expenses of the Sub-Account for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

The 30-Day Yield on amounts held in the Bond Sub-Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Sub-Account's actual yield is affected by the types and quality of Portfolio securities held by the Portfolio, and its operating expenses.

Total Returns

We may disclose Standard Average Annual Total Returns ("Total Returns") for one or more of the Sub-Accounts for one, five and ten years and for a period from the date of commencement of the Sub-Account's operations if shorter than any of the foregoing. Total Returns for other periods of time may, from time to time, also be disclosed. Based on the method of calculation described below, the Total Returns for the Sub-Accounts are set out below. For periods prior to May 1, 2001, the Growth Variable Sub-Account was invested in the Scudder Large Company Growth Portfolio.


Without the Enhanced Death Benefit

                      One Year Period      Five Year Period      Ten Year Period
Sub-Account(1)        Ending 12/31/01      Ending 12/31/01(2)         or  Since
                                                                    Inception(2)
-----------    -------------------   --------------------  ----------------
Balanced                    -6.72%               N/A                    -6.48%

Bond                         5.00%               N/A                     7.85%

Capital Growth             -19.92%               N/A                   -20.53%

Global Discovery           -25.12%               N/A                   -20.93%

Growth                     -20.45%               N/A                   -26.15%

Growth and Income          -11.92%               N/A                   -11.23%

International              -31.34%               N/A                   -27.99%

Money Market                 3.22%               N/A                     4.08%

21st Century Growth        -23.63%               N/A                   -27.04%

With the Enhanced Death Benefit

                      One Year Period      Five Year Period      Ten Year Period
Sub-Account(1)        Ending 12/31/01      Ending 12/31/01(2)         or  Since
                                                                    Inception(2)
---------------- -------------------     --------------------    ---------------
Balanced                 -6.81%                   N/A                    -6.57%

Bond                      4.90%                   N/A                     7.74%

Capital Growth          -20.00%                   N/A                   -20.61%

Global Discovery        -25.20%                   N/A                   -21.01%

Growth                  -20.53%                   N/A                   -26.22%

Growth and Income       -12.01%                   N/A                   -11.32%

International           -31.41%                   N/A                   -28.06%

Money Market              3.12%                   N/A                     3.98%

21st Century Growth     -23.70%                   N/A                   -27.11%





(1) The inception date for each of the Sub-Accounts and Portfolios appears under "Performance Data," above.

(2) Five-Year and Ten-Year Total Returns are not available for any of the Sub-Accounts as they all began operations on June 15, 2000.


Total Returns represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

We will calculate Total Returns using Sub-Account Unit Values which Glenbrook Life and Annuity Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the Contract Administration charge of 0.30% and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit, or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. The Total Return is calculated according to the following formula:

                    TR=(ERV / P )(to the power of 1 / N) - 1

Where:

TR = The average annual total return net of Sub-Account recurring charges for the Contracts.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P = A hypothetical single payment of $1,000.

N        =  The number of years in the period.

Other Performance Data
Cumulative Total Returns


We may also disclose Cumulative Total Returns for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, cumulative performance information is calculated based on the performance of the underlying Portfolios adjusted to reflect all current fees under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit, or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. Based on the method of calculation described below, the Cumulative Total Returns for the Sub-Accounts for the periods ending December 31, 2001, are set out below. The cumulative total return figures for the Growth Variable Sub-Account are based on the historical performance of the Large Company Growth Portfolio from June 15, 2000 through April 30, 2001, and reflect the performance of the Growth Portfolio in which the Variable Sub-Account invested after April 30, 2001.

Without the Enhanced Death Benefit

                      One Year Period      Five Year Period      Ten Year Period
Sub-Account(1)        Ending 12/31/01      Ending 12/31/01(2)         or  Since
                                                                    Inception(2)
----------------  -------------------   --------------------  ----------------
Balanced                  -6.72%                  N/A                   -9.83%

Bond                       5.00%                  N/A                   12.39%

Capital Growth           -19.92%                  N/A                  -29.89%

Global Discovery          -25.1%                  N/A                  -30.44%

Growth                   -20.45%                  N/A                  -37.40%

Growth and Income        -11.92%                  N/A                  -16.82%

International            -31.34%                  N/A                  -39.79%

Money Market               3.22%                  N/A                    6.38%

21st Century Growth      -23.63%                  N/A                  -38.56%



With the Enhanced Death Benefit

                      One Year Period      Five Year Period      Ten Year Period
Sub-Account(1)        Ending 12/31/01      Ending 12/31/01(2)         or  Since
                                                                    Inception(2)
---------------- -------------------     --------------------   ----------------
Balanced                -6.81%                   N/A                     -9.97%

Bond                     4.90%                   N/A                     12.22%

Capital Growth         -20.00%                   N/A                    -30.00%

Global Discovery       -25.20%                   N/A                    -30.54%

Growth                 -20.53%                   N/A                    -37.49%

Growth and Income      -12.01%                   N/A                    -16.95%

International          -31.41%                   N/A                    -39.88%

Money Market             3.12%                   N/A                      6.22%

21st Century Growth    -23.70%                   N/A                    -38.65%



(1) The inception date for each of the Sub-Accounts and Portfolios appears under "Performance Data," above.

(2) Five-Year and Ten-Year Cumulative Total Returns are not available for any of the Sub-Accounts as they all began operations on June 15, 2000. Therefore, Five-Year and Ten-Year Cumulative Total Returns are based on the inception dates of the portfolios underlying those Sub-Accounts.

The Cumulative Total Returns are calculated using the following formula:

                               CTR = (ERV / P) - 1
Where:

CTR = The Cumulative Total Return net of Sub-Account recurring charges for the period.


ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P    = A hypothetical single payment of $1,000.


All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

Adjusted Historical Total Returns

We may also disclose total return for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, adjusted historical performance information is calculated usingthe performance of the underlying Portfolios adjusted to reflect some or all of the charges equal to those currently assessed under the Contract.In the tables below, average annual total returns for the Portfolios were reduced by all current fees and charges under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. The adjusted historical performance figures for the Growth Variable Sub-Account are based on the historical performance of the Growth Portfolio. These figures do not reflect the performance of the Large Company Growth Portfolio in which the Variable Sub-Account invested prior May 1, 2001.

Without the Enhanced Death Benefit

                      One Year Period      Five Year Period      Ten Year Period
Sub-Account(1)        Ending 12/31/01      Ending 12/31/01(2)         or  Since
                                                                    Inception(2)
----------------  -------------------   --------------------  ----------------
Balanced                   -6.72%              9.41%                  9.22%

Bond                        5.00%              5.39%                  5.73%

Capital Growth            -19.92%              9.68%                 10.66%

Global Discovery          -25.12%              8.41%                  8.30%

Growth                    -22.90%              3.05%                  6.65%

Growth and Income         -11.92%              4.41%                  9.85%

International             -31.34%              0.86%                  5.46%

Money Market                3.22%              4.38%                  3.86%

21st Century Growth       -23.63%              N/A                    1.21%

With the Enhanced Death Benefit

                      One Year Period      Five Year Period      Ten Year Period
Sub-Account(1)        Ending 12/31/01      Ending 12/31/01(2)         or  Since
                                                                    Inception(2)
----------------  -------------------   --------------------  ----------------
Balanced                -6.81%                  9.31%                     9.11%

Bond                     4.90%                  5.28%                     5.63%

Capital Growth         -20.00%                  9.57%                    10.55%

Global Discovery       -25.20%                  8.30%                     8.20%

Growth                 -22.98%                  2.95%                     6.55%

Growth and Income      -12.01%                  4.30%                     9.74%

International          -31.41%                  0.76%                     5.36%

Money Market             3.12%                  4.28%                     3.75%

21st Century Growth    -23.70%                  N/A                       1.10%





(1) The inception date for each of the Portfolios appears under "Performance Data," above.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer or pledge of TSAs and IRAs so the contracts will continue to qualify for special tax treatment. If contemplating any such exchange, rollover or transfer of a contract you should contact a competent tax adviser with respect to the potential effects of such a transaction.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts. Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.

TAX RESERVES

We do not establish capital gains tax reserves for the Sub-Accounts or deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

INCOME PAYMENTS

Calculation of Variable Annuity Unit Values

We calculate the amount of the first income payment by applying your Contract Value allocated to each Sub-Account less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the Sub-Account's then current annuity unit value to determine the number of annuity units upon which later income payments will be based. Unless transfers are made among Sub-Accounts, each variable income payment after the first will be equal to the sum of the number of annuity units determined in this manner for each Sub-Account times the then current annuity unit value for each respective Sub-Account.

Annuity units in each Sub-Account are valued separately and annuity unit values will depend upon the investment experience of the particular underlying Portfolio in which the Sub-Account invests. The value of the annuity unit for each Sub-Account at the end of any Valuation Period is calculated by: (a) multiplying the annuity unit value at the end of the immediately preceding Valuation Period by the Sub-Account's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the Income Payment tables used to determine the dollar amount of the first variable annuity Income Payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first Income Payment paid under an income plan using the interest rate and mortality table disclosed in the Contract. Due to judicial or legislative developments regarding the use of tables that do not differentiate on the basis of sex, different annuity tables may be used.

GENERAL MATTERS

Incontestability

We will not contest the Contract after it is issued.

Settlements

Due proof of your death (or Annuitant's death if there is a non-natural owner) must be received prior to settlement of a death claim.

Safekeeping of the Variable Account's Assets

We hold title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the Portfolio shares held by each of the Sub-Accounts.

The Fund does not issue certificates and, therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Fund's prospectus for a more complete description of the custodian of the Fund.

Types of Qualified Plans

IRAs

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a Death Benefit that equals the greater of the premiums paid or the Contract Value. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the payments or the Contract Value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

Roth IRAs

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempted from the 10% penalty tax on premature distributions.

Simplified Employee Pension Plans

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice.

Savings Incentive Match Plans for Employees (SIMPLE Plans)

Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or non-elective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

Tax Sheltered Annuities

Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the
Code) to have their employers purchase Contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after:

o        the date the employee attains age 59 1/2,
o        separates from service,
o        dies,
o        becomes disabled, or
o on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.

Corporate and Self-Employed Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts in order to provide benefits under the plans.


State and Local  Government and Tax-Exempt  Organization  Deferred  Compensation
Plans

Section 457 of the Tax Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Employees with Contracts under the plan are considered general creditors of the employer. The employer, as owner of the Contract, has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all the compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject to the claims of the employer's general creditors, until such time as the assets are made available to the employee or a beneficiary.

EXPERTS

The financial statements of Allstate New York as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the financial statements of Allstate New York as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

                                        ----------------------------------------
                                        ALLSTATE LIFE OF NEW YORK SEPARATE
                                        ACCOUNT A

                                        FINANCIAL STATEMENTS AS OF DECEMBER 31,
                                        2001 AND FOR THE PERIODS ENDED DECEMBER
                                        31, 2001 AND DECEMBER 31, 2000, AND
                                        INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 8, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
December 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V.I.                                                                AIM V.I.
                                               Aggressive         AIM V.I.          AIM V.I.          AIM V.I.          Capital
                                                 Growth           Balanced        Basic Value (a)    Blue Chip        Appreciation
                                             ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total assets                             $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                            $   4,034,438     $   7,167,022     $     700,428     $   6,705,572     $  10,003,902
Contracts in payout (annuitization) period                -             9,780                 -             7,868             2,334
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total net assets                         $   4,034,438     $   7,176,802     $     700,428     $   6,713,440     $  10,006,236
                                             ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                               373,214           661,456            68,334     $     944,225           460,692
                                             ===============   ===============   ===============   ===============   ===============

     Cost                                     $   5,363,629     $   7,832,112     $     664,336     $   8,035,062     $  12,802,854
                                             ===============   ===============   ===============   ===============   ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                              --------------------------------------------------------------------------------------

                                                AIM V.I.                            AIM V.I.          AIM V.I.          AIM V.I.
                                                 Capital        AIM V.I. Dent      Diversified         Global          Government
                                               Development       Demographics        Income           Utilities        Securities
                                              --------------    ---------------   --------------    --------------   ---------------
ASSETS
Investments at fair value                      $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              --------------    ---------------   --------------    --------------   ---------------

     Total assets                              $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              ==============    ===============   ==============    ==============   ===============

NET ASSETS
Accumulation units                             $  1,094,122      $   2,019,260     $  3,344,497      $  2,128,907     $   5,221,367
Contracts in payout (annuitization) period            3,417                  -           14,431                 -                 -
                                              --------------    ---------------   --------------    --------------   ---------------

     Total net assets                          $  1,097,539      $   2,019,260     $  3,358,928      $  2,128,907     $   5,221,367
                                              ==============    ===============   ==============    ==============   ===============

FUND SHARE INFORMATION
     Number of shares                                91,921            361,227          367,900           157,115           452,851
                                              ==============    ===============   ==============    ==============   ===============

     Cost                                      $  1,177,473      $   2,952,623     $  3,778,700      $  2,993,888     $   5,208,075
                                              ==============    ===============   ==============    ==============   ===============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                       AIM V.I.         AIM V.I.
                                                               AIM V.I. Growth    AIM V.I. High     International       Mid Cap
                                             AIM V.I. Growth      and Income          Yield             Equity         Equity (a)
                                             ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total assets                             $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                            $   7,678,261     $  14,779,511     $     791,236     $   4,449,167     $     119,165
Contracts in payout (annuitization) period           58,104            68,369                 -                 -                 -
                                             ---------------   ---------------   ---------------   ---------------   ---------------

     Total net assets                         $   7,736,365     $  14,847,880     $     791,236     $   4,449,167     $     119,165
                                             ===============   ===============   ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                               472,594           735,044           149,009           298,402            11,116
                                             ===============   ===============   ===============   ===============   ===============

     Cost                                     $  11,824,231     $  18,002,096     $     967,874     $   6,168,043     $     113,961
                                             ===============   ===============   ===============   ===============   ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Delaware Group Premium
                                                 AIM Variable Insurance Funds Sub-Accounts             Fund, Inc. Sub-Accounts
                                             ---------------------------------------------------   ---------------------------------

                                               AIM V.I.                                               Delaware
                                                 Money          AIM V.I. New                          GP Small          Delaware
                                                Market         Technology (b)    AIM V.I. Value      Cap Value          GP Trend
                                             --------------    --------------    ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total assets                             $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             ==============    ==============    ===============   ===============   ===============

NET ASSETS
Accumulation units                            $  5,165,997      $  1,617,056      $  24,295,273     $     582,701     $     187,311
Contracts in payout (annuitization)
period                                                   -                 -             55,517                 -                 -
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total net assets                         $  5,165,997      $  1,617,056      $  24,350,790     $     582,701     $     187,311
                                             ==============    ==============    ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                            5,165,997           384,099          1,042,860            29,836             7,424
                                             ==============    ==============    ===============   ===============   ===============

     Cost                                     $  5,165,997      $  4,331,843      $  28,808,708     $     536,303     $     198,022
                                             ==============    ==============    ===============   ===============   ===============

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  Dreyfus Socially     Dreyfus
                                                Dreyfus Variable    Responsible         Stock
                                                 Investment Fund  Growth Fund, Inc.   Index Fund      Fidelity Variable Insurance
                                                  Sub-Account       Sub-Account      Sub-Account       Products Fund Sub-Accounts
                                                ----------------  ----------------   -------------   -------------------------------

                                                                  Dreyfus Socially     Dreyfus
                                                  VIF Capital       Responsible         Stock             VIP          VIP Equity-
                                                 Appreciation         Growth          Index Fund      Contrafund         Income
                                                ----------------  ----------------   -------------   --------------   --------------
ASSETS
Investments at fair value                         $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 --------------    --------------    -------------   --------------   --------------

     Total assets                                 $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 ==============    ==============    =============   ==============   ==============

NET ASSETS
Accumulation units                                $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
Contracts in payout (annuitization) period                   -                 -                -                -                -
                                                 --------------    --------------    -------------   --------------   --------------

     Total net assets                             $    248,358      $    233,009      $ 1,512,089     $    729,656     $    997,701
                                                 ==============    ==============    =============   ==============   ==============

FUND SHARE INFORMATION
     Number of shares                             $      7,100      $      8,737           51,502           36,247           43,855
                                                 ==============    ==============    =============   ==============   ==============

     Cost                                         $    261,690      $    282,508      $ 1,605,203     $    763,460     $  1,017,326
                                                 ==============    ==============    =============   ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                                            VIP
                                                                    VIP Growth         VIP High            VIP          Investment
                                                   VIP Growth      Opportunities        Income        Index 500 (c)     Grade Bond
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,479,979     $    185,010      $   150,596      $    530,225     $    297,565
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   44,034           12,228           23,494             4,076           23,031
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,579,003     $    196,980      $   154,822      $    547,108     $    289,759
                                                 ==============   ==============    =============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                     Fidelity
                                                     Variable
                                                   Insurance       Franklin Templeton Variable
                                                 Products Fund          Insurance Products              HSBC Variable Insurance
                                                  Sub-Accounts          Trust Sub-Accounts                 Funds Sub-Accounts
                                                 --------------   -------------------------------    -------------------------------

                                                                    Templeton        Templeton
                                                                      Asset         International    HSBC VI Cash     HSBC VI Fixed
                                                 VIP Overseas       Strategy         Securities       Management         Income
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    389,849     $    129,391      $   392,735      $  1,084,968     $    539,300
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   28,087            8,397           33,453         1,084,968           53,291
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $    435,805     $    138,594      $   462,453      $  1,084,968     $    542,164
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                  HSBC Variable
                                                 Insurance Funds
                                                   Sub-Accounts              MFS Variable Insurance Trust Sub-Accounts
                                                 ---------------  ------------------------------------------------------------------

                                                    HSBC VI
                                                    Growth                            MFS High       MFS Investors       MFS New
                                                   & Income       MFS Bond (c)         Income          Trust (d)        Discovery
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,522,876     $    203,725      $    96,116      $    222,631     $    161,471
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  179,584           17,684           10,425            12,997           10,574
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,689,568     $    197,515      $    98,839      $    230,944     $    155,254
                                                 ==============   ==============    =============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer Variable Account Funds Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                   Oppenheimer                       Oppenheimer       Oppenheimer      Oppenheimer
                                                   Aggressive       Oppenheimer        Capital           Global            High
                                                     Growth          Bond (c)       Appreciation       Securities       Income (c)
                                                 --------------   --------------   --------------    --------------   --------------
ASSETS
Investments at fair value                         $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 --------------   --------------   --------------    --------------   --------------

     Total assets                                 $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 ==============   ==============   ==============    ==============   ==============

NET ASSETS
Accumulation units                                $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
Contracts in payout (annuitization) period                                    -                -                 -                -
                                                 --------------   --------------   --------------    --------------   --------------

     Total net assets                             $    852,798     $    279,855     $    833,224      $    343,523     $    224,396
                                                 ==============   ==============   ==============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   20,943           24,965           22,778            15,040           26,276
                                                 ==============   ==============   ==============    ==============   ==============

     Cost                                         $  1,017,087     $    281,341     $    856,892      $    348,699     $    223,880
                                                 ==============   ==============   ==============    ==============   ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Putnam Variable
                                                 Oppenheimer Variable Account Funds Sub-Accounts           Trust Sub-Accounts
                                                 ------------------------------------------------    -------------------------------
                                                  Oppenheimer      Oppenheimer
                                                  Main Street      Main Street      Oppenheimer       VT American
                                                   Growth &         Small Cap        Strategic        Government         VT Asia
                                                    Income         Growth (e)           Bond            Income           Pacific
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
Contracts in payout (annuitization) period                   -                -                -                 -                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $  1,423,943     $    192,269      $ 1,029,066      $  4,836,537     $    155,870
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   74,984           17,400          222,742           417,663           30,091
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,519,000     $    183,170      $ 1,026,112      $  4,720,487     $    296,678
                                                 ==============   ==============    =============    ==============   ==============

(e)  Previously known as Oppenheimer Small Cap Growth

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                       VT           VT The George      VT Global
                                                  VT Capital       Diversified      Putnam Fund          Asset          VT Global
                                                 Appreciation        Income          of Boston        Allocation         Growth
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    593,070     $  6,989,969      $ 8,115,855      $  1,826,389     $  7,100,952
Contracts in payout (annuitization) period                   -           21,892           16,116                 -           26,197
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    593,070     $  7,011,861      $ 8,131,971      $  1,826,389     $  7,127,149
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                   76,035          801,355          760,708           136,501          768,840
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $    612,765     $  7,194,338      $ 7,968,596      $  2,003,648     $ 11,807,617
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                             Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                   VT Growth        VT Growth        VT Health          VT High
                                                  and Income      Opportunities       Sciences           Yield          VT Income
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 38,552,461     $  3,472,565      $ 7,599,774      $  3,773,186     $ 11,143,917
Contracts in payout (annuitization) period              31,383            5,450                -            33,377           22,709
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 38,583,844     $  3,478,015      $ 7,599,774      $  3,806,563     $ 11,166,626
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION

     Number of shares                                1,646,068          657,470          649,553           472,865          886,240
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 40,002,339     $  5,601,168      $ 8,276,201      $  4,074,731     $ 11,027,030
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                  VT International  VT International
                                                 VT International    Growth and            New                           VT Money
                                                      Growth           Income         Opportunities   VT Investors        Market
                                                 ---------------- ----------------  ---------------- --------------   --------------
ASSETS
Investments at fair value                         $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 10,226,844     $  2,222,169      $ 2,446,511      $ 18,218,477     $ 10,742,922
Contracts in payout (annuitization) period              33,382            2,999            2,036            18,368          112,500
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 10,260,226     $  2,225,168      $ 2,448,547      $ 18,236,845     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  830,115          228,691          251,133         1,969,422       10,855,422
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 13,598,062     $  2,736,311      $ 4,232,789      $ 24,576,103     $ 10,855,422
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                      VT OTC &
                                                    VT New           VT New           Emerging                        VT Small Cap
                                                 Opportunities        Value            Growth         VT Research         Value
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $ 14,866,793     $  4,684,734      $ 3,030,684      $  6,746,318     $  5,124,221
Contracts in payout (annuitization) period              24,600           22,428           16,831             2,857           25,909
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $ 14,891,393     $  4,707,162      $ 3,047,515      $  6,749,175     $  5,150,130
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  899,782          350,757          508,767           616,926          342,657
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $ 26,658,822     $  4,588,831      $ 6,969,043      $  8,067,203     $  4,515,193
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                         Putnam Variable Trust Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                  VT Utilities
                                                                     Growth
                                                 VT Technology     and Income         VT Vista        VT Voyager      VT Voyager II
                                                 --------------   --------------    -------------    --------------   --------------
ASSETS
Investments at fair value                         $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 --------------   --------------    -------------    --------------   --------------

     Total assets                                 $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 ==============   ==============    =============    ==============   ==============

NET ASSETS
Accumulation units                                $    879,775     $  4,296,411      $ 7,385,541      $ 24,984,380     $    544,402
Contracts in payout (annuitization) period                   -           20,944            2,169            22,190                -
                                                 --------------   --------------    -------------    --------------   --------------

     Total net assets                             $    879,775     $  4,317,355      $ 7,387,710      $ 25,006,570     $    544,402
                                                 ==============   ==============    =============    ==============   ==============

FUND SHARE INFORMATION
     Number of shares                                  207,494          334,161          651,474           875,580          109,538
                                                 ==============   ==============    =============    ==============   ==============

     Cost                                         $  1,217,750     $  5,232,062      $11,388,340      $ 38,970,420     $    612,761
                                                 ==============   ==============    =============    ==============   ==============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                    Capital            Global            Growth
                                               Balanced            Bond              Growth          Discovery         and Income
                                             --------------    --------------    ---------------   ---------------   ---------------
ASSETS
Investments at fair value                     $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total assets                             $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             ==============    ==============    ===============   ===============   ===============

NET ASSETS
Accumulation units                            $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
Contracts in payout (annuitization) period               -                 -                  -                 -                 -
                                             --------------    --------------    ---------------   ---------------   ---------------

     Total net assets                         $      3,155      $      7,824      $       1,541     $       1,520     $       7,042
                                             ==============    ==============    ===============   ===============   ===============

FUND SHARE INFORMATION
     Number of shares                                  268             1,134                 94               175               791
                                             ==============    ==============    ===============   ===============   ===============

     Cost                                     $      3,181      $      7,758      $       1,581     $       1,591     $       7,699
                                             ==============    ==============    ===============   ===============   ===============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Scudder Variable
                                                    Scudder Variable               Series II               Van Kampen Life
                                                 Series I Sub-Accounts            Sub-Account       Investment Trust Sub-Accounts
                                            ---------------------------------   ----------------   ---------------------------------

                                                               21st Century                             LIT           LIT Domestic
                                            International         Growth          Growth (f)          Comstock         Income (c)
                                            ---------------   ---------------    --------------    ---------------   ---------------
ASSETS
Investments at fair value                    $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ---------------   ---------------    --------------    ---------------   ---------------

     Total assets                            $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ===============   ===============    ==============    ===============   ===============

NET ASSETS
Accumulation units                           $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
Contracts in payout (annuitization) period               -                 -                 -                  -                 -
                                            ---------------   ---------------    --------------    ---------------   ---------------

     Total net assets                        $       4,504     $       4,999      $      3,333      $     432,893     $      81,295
                                            ===============   ===============    ==============    ===============   ===============

FUND SHARE INFORMATION
     Number of shares                                  560               802               158             37,873            10,124
                                            ===============   ===============    ==============    ===============   ===============

     Cost                                    $       6,701     $       6,349      $      3,619      $     454,959     $      80,633
                                            ===============   ===============    ==============    ===============   ===============

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                     Van Kampen Life
                                              Investment Trust Sub-Accounts           Wells Fargo Variable Trust Sub-Accounts
                                            ---------------------------------   ----------------------------------------------------

                                                                                  Wells Fargo       Wells Fargo
                                             LIT Emerging        LIT Money          VT Asset         VT Equity        Wells Fargo
                                                Growth           Market (c)        Allocation         Income           VT Growth
                                            --------------    ---------------   ---------------    --------------    ---------------
ASSETS
Investments at fair value                    $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            --------------    ---------------   ---------------    --------------    ---------------

     Total assets                            $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            ==============    ===============   ===============    ==============    ===============

NET ASSETS
Accumulation units                           $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
Contracts in payout (annuitization) period              -                  -                 -                 -                  -
                                            --------------    ---------------   ---------------    --------------    ---------------

     Total net assets                        $    330,265      $   1,343,622     $     119,765      $     82,475      $      35,321
                                            ==============    ===============   ===============    ==============    ===============

FUND SHARE INFORMATION
     Number of shares                              11,645          1,343,622             9,721             5,314              2,509
                                            ==============    ===============   ===============    ==============    ===============

     Cost                                    $    387,794      $   1,343,622     $     123,674      $     87,983      $      42,715
                                            ==============    ===============   ===============    ==============    ===============

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001



See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

-----------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                   AIM V.I.                                                        AIM V.I.
                                                  Aggressive       AIM V.I.        AIM V.I.        AIM V.I.        Capital
                                                    Growth         Balanced     Basic Value (a)   Blue Chip      Appreciation
                                                --------------- --------------- -------------- ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $         -     $    119,847    $       742    $         923    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (42,910)        (54,865)        (1,107)         (57,395)       (129,991)
     Administrative expense                            (3,814)         (4,910)          (102)          (5,238)        (10,323)
                                                --------------- --------------- -------------- ---------------- ---------------

        Net investment income (loss)                  (46,724)         60,072           (467)         (61,710)       (140,314)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              744,676         662,943          3,265          732,769       1,410,651
     Cost of investments sold                         996,710         728,657          3,129          901,162       1,683,738
                                                --------------- --------------- -------------- ---------------- ---------------

        Realized gains (losses) on fund shares       (252,034)        (65,714)           136         (168,393)       (273,087)

Realized gain distributions                                 -               -              -                -         803,201
                                                --------------- --------------- -------------- ---------------- ---------------

        Net realized gains (losses)                  (252,034)        (65,714)           136         (168,393)        530,114

Change in unrealized gains (losses)                  (884,098)       (533,781)        36,092         (982,769)     (3,450,358)
                                                --------------- --------------- -------------- ---------------- ---------------

        Net realized and unrealized gains
            (losses) on investments                (1,136,132)       (599,495)        36,228       (1,151,162)     (2,920,244)
                                                --------------- --------------- -------------- ---------------- ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $ (1,182,856)   $   (539,423)   $    35,761    $  (1,212,872)   $ (3,060,558)
                                                =============== =============== ============== ================ ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                --------------------------------------------------------------------------

                                                   AIM V.I.                      AIM V.I.                      AIM V.I.
                                                   Capital      AIM V.I. Dent  Diversified  AIM V.I. Global   Government
                                                 Development    Demographics     Income        Utilities      Securities
                                                -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $         -    $        -     $   229,113    $    30,232    $   145,399
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                      (11,162)      (20,998)        (38,775)       (27,082)       (37,468)
     Administrative expense                           (1,020)       (1,895)         (3,017)        (2,240)        (3,148)
                                                -------------- -------------- -------------- -------------- --------------

        Net investment income (loss)                 (12,182)      (22,893)        187,321            910        104,783

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             209,206       264,357         620,807        351,913        373,119
     Cost of investments sold                        230,814       433,821         665,768        400,981        360,368
                                                -------------- -------------- -------------- -------------- --------------

        Realized gains (losses) on fund shares       (21,608)     (169,464)        (44,961)       (49,068)        12,751

Realized gain distributions                                -             -               -        197,701              -
                                                -------------- -------------- -------------- -------------- --------------

        Net realized gains (losses)                  (21,608)     (169,464)        (44,961)       148,633         12,751

Change in unrealized gains (losses)                  (66,005)     (559,190)        (82,667)      (919,376)        12,089
                                                -------------- -------------- -------------- -------------- --------------

        Net realized and unrealized gains
            (losses) on investments                  (87,613)     (728,654)       (127,628)      (770,743)        24,840
                                                -------------- -------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (99,795)   $ (751,547)    $    59,693    $  (769,833)   $   129,623
                                                ============== ============== ============== ============== ==============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                ------------------------------------------------------------------------------------

                                                                                                       AIM V.I.        AIM V.I.
                                                                 AIM V.I. Growth   AIM V.I. High    International       Mid Cap
                                                AIM V.I. Growth    and Income         Yield             Equity         Equity (a)
                                                ---------------- ----------------  --------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      18,527    $       7,321     $     93,984    $      15,119    $         163
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (109,355)        (199,219)          (6,062)         (60,453)            (173)
     Administrative expense                             (8,688)         (15,670)            (540)          (4,819)             (15)
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net investment income (loss)                   (99,516)        (207,568)          87,382          (50,153)             (25)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                             1,531,809        2,203,567          140,593          909,523              682
     Cost of investments sold                        2,281,504        2,612,741          161,116        1,183,977              657
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Realized gains (losses) on fund shares        (749,695)        (409,174)         (20,523)        (274,454)              25

Realized gain distributions                                  -                -                -          118,228                -
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net realized gains (losses)                   (749,695)        (409,174)         (20,523)        (156,226)              25

Change in unrealized gains (losses)                 (3,155,400)      (3,845,601)        (106,627)      (1,207,639)           5,204
                                                ---------------- ----------------  --------------- ---------------- ----------------

        Net realized and unrealized gains
            (losses) on investments                 (3,905,095)      (4,254,775)        (127,150)      (1,363,865)           5,229
                                                ---------------- ----------------  --------------- ---------------- ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (4,004,611)   $  (4,462,343)    $    (39,768)   $  (1,414,018)   $       5,204
                                                ================ ================  =============== ================ ================

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Delaware Group Premium
                                                    AIM Variable Insurance Funds Sub-Accounts           Fund, Inc. Sub-Accounts
                                               --------------------------------------------------   ------------------------------

                                                                                                      Delaware
                                                 AIM V.I. Money   AIM V.I. New                        GP Small          Delaware
                                                     Market       Technology(b)    AIM V.I. Value     Cap Value         GP Trend
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $   110,175     $     34,531     $     32,368     $      1,820     $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (42,171)         (16,845)        (310,461)          (3,535)          (1,506)
     Administrative expense                            (3,509)          (1,522)         (24,556)            (306)            (130)
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                   64,495           16,164         (302,649)          (2,021)          (1,636)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                            1,608,368          228,296        3,306,275           24,314           17,465
     Cost of investments sold                       1,608,368          570,407        3,823,950           22,833           23,454
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares              -         (342,111)        (517,675)           1,481           (5,989)

Realized gain distributions                                 -          866,144          491,329                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                         -          524,033          (26,346)           1,481           (5,989)

Change in unrealized gains (losses)                         -       (1,585,393)      (3,362,318)          38,503           (3,762)
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                         -       (1,061,360)      (3,388,664)          39,984           (9,751)
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $    64,495     $ (1,045,196)    $ (3,691,313)    $     37,963     $    (11,387)
                                                 =============    =============    =============    =============    =============

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                               Dreyfus Socially
                                                Dreyfus Variable  Responsible   Dreyfus Stock
                                                Investment Fund Growth Fund, Inc. Index Fund      Fidelity Variable Insurance
                                                  Sub-Account     Sub-Account     Sub-Account     Products Fund Sub-Accounts
                                                 ------------    ------------    ------------    ----------------------------

                                                               Dreyfus Socially
                                                 VIF Capital      Responsible    Dreyfus Stock                    VIP Equity-
                                                 Appreciation       Growth        Index Fund    VIP Contrafund      Income
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      1,985    $        149    $     11,030    $      1,383    $      1,217
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (1,663)         (2,129)         (9,174)         (4,748)         (5,169)
     Administrative expense                              (144)           (184)           (794)           (411)           (447)
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                      178          (2,164)          1,062          (3,776)         (4,399)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                1,436          12,206          67,428          45,871          24,146
     Cost of investments sold                           1,538          15,150          72,130          51,797          25,862
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares           (102)         (2,944)         (4,702)         (5,926)         (1,716)


Realized gain distributions                                 -               -           7,732           4,880           3,420
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                      (102)         (2,944)          3,030          (1,046)          1,704

Change in unrealized gains (losses)                   (12,676)        (41,153)        (74,758)        (29,597)        (20,333)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (12,778)        (44,097)        (71,728)        (30,643)        (18,629)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (12,600)   $    (46,261)   $    (70,666)   $    (34,419)   $    (23,028)
                                                 ============    ============    ============    ============    ============

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 -----------------------------------------------------------------------

                                                                VIP Growth       VIP High        VIP       VIP Investment
                                                 VIP Growth    Opportunities      Income     Index 500 (c)   Grade Bond
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $       251    $       150    $        34    $       182    $        82
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (8,078)        (1,238)          (597)        (2,424)        (1,382)
     Administrative expense                             (699)          (107)           (51)          (210)          (120)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                  (8,526)        (1,195)          (614)        (2,452)        (1,420)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              23,224         23,720          6,190         25,835          5,085
     Cost of investments sold                         27,172         26,567          6,692         26,898          4,966
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares        (3,948)        (2,847)          (502)        (1,063)           119

Realized gain distributions                           23,608              -              -              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                   19,660         (2,847)          (502)        (1,063)           119

Change in unrealized gains (losses)                  (91,779)        (8,056)        (4,227)       (16,883)         7,805
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                  (72,119)       (10,903)        (4,729)       (17,946)         7,924
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (80,645)   $   (12,098)   $    (5,343)   $   (20,398)   $     6,504
                                                 ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance     Franklin Templeton Variable
                                                Products Fund        Insurance Products         HSBC Variable Insurance
                                                Sub-Accounts        Trust Sub-Accounts            Funds Sub-Accounts
                                               ---------------  --------------------------    --------------------------

                                                                 Templeton     Templeton
                                                                   Asset      International  HSBC VI Cash    HSBC VI Fixed
                                                 VIP Overseas    Strategy      Securities     Management        Income
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     2,819    $       450    $     5,292    $    15,176    $     7,440
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (2,147)          (722)        (2,501)        (8,167)        (2,858)
     Administrative expense                             (186)           (63)          (216)          (706)          (247)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                     486           (335)         2,575          6,303          4,335

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               5,147          2,521          9,059        369,078         10,632
     Cost of investments sold                          6,038          2,704          9,737        369,078         10,678
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares          (891)          (183)          (678)             -            (46)

Realized gain distributions                            4,455          3,220         41,620              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                    3,564          3,037         40,942              -            (46)

Change in unrealized gains (losses)                  (43,271)        (9,413)       (71,378)             -         (2,864)
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                  (39,707)        (6,376)       (30,436)             -         (2,910)
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (39,221)   $    (6,711)   $   (27,861)   $     6,303    $     1,425
                                                 ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                HSBC Variable
                                               Insurance Funds
                                                 Sub-Accounts          MFS Variable Insurance Trust Sub-Accounts
                                               ---------------  --------------------------------------------------------

                                                  HSBC VI
                                                   Growth                       MFS High     MFS Investors     MFS New
                                                  & Income      MFS Bond (c)     Income        Trust (d)      Discovery
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     4,248    $       924    $       872    $        55    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                      (12,730)        (1,109)          (650)        (1,227)        (1,105)
     Administrative expense                           (1,101)           (96)           (56)          (106)           (96)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                  (9,583)          (281)           166         (1,278)        (1,201)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              34,099         63,581         18,469         34,674         12,528
     Cost of investments sold                         36,717         63,216         18,985         35,637         14,715
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares        (2,618)           365           (516)          (963)        (2,187)

Realized gain distributions                                -              -              -            282          2,105
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                   (2,618)           365           (516)          (681)           (82)

Change in unrealized gains (losses)                 (169,501)         6,210         (2,722)        (8,313)         1,200
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                 (172,119)         6,575         (3,238)        (8,994)         1,118
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (181,702)   $     6,294    $    (3,072)   $   (10,272)   $       (83)
                                                 ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                 Oppenheimer                     Oppenheimer     Oppenheimer     Oppenheimer
                                                  Aggressive     Oppenheimer       Capital          Global           High
                                                    Growth         Bond (c)      Appreciation     Securities      Income (c)
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      2,553    $      3,789    $        150    $         51    $         14
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (5,625)         (1,406)         (4,314)         (1,871)           (997)
     Administrative expense                              (487)           (122)           (373)           (162)            (86)
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (3,559)          2,261          (4,537)         (1,982)         (1,069)


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               12,083          59,533          41,853          16,854           1,576
     Cost of investments sold                          16,046          59,059          50,867          19,417           1,576
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares         (3,963)            474          (9,014)         (2,563)              -

Realized gain distributions                            39,838               -           2,244             945               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                    35,875             474          (6,770)         (1,618)              -

Change in unrealized gains (losses)                  (149,039)         (1,486)        (23,660)         (5,176)            516
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                  (113,164)         (1,012)        (30,430)         (6,794)            516
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $   (116,723)   $      1,249    $    (34,967)   $     (8,776)   $       (553)
                                                 ============    ============    ============    ============    ============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                                       Putnam Variable
                                                Oppenheimer Variable Account Funds Sub-Accounts       Trust Sub-Accounts
                                                 --------------------------------------------    ----------------------------
                                                  Oppenheimer    Oppenheimer
                                                  Main Street    Main Street      Oppenheimer    VT American
                                                   Growth &       Small Cap       Strategic       Government        VT Asia
                                                    Income        Growth (e)         Bond           Income          Pacific
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      3,268    $          -    $     12,691    $          -    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (10,747)           (965)         (6,317)        (30,283)         (2,518)
     Administrative expense                              (930)            (83)           (546)              -               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (8,409)         (1,048)          5,828         (30,283)         (2,518)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              112,399          13,984          25,477         310,551          81,232
     Cost of investments sold                         124,695          13,972          26,215         301,051         146,347
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares        (12,296)             12            (738)          9,500         (65,115)

Realized gain distributions                                 -               -           9,092             194          57,316
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                   (12,296)             12           8,354           9,694          (7,799)

Change in unrealized gains (losses)                   (72,384)          9,177           2,747         115,333         (52,835)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (84,680)          9,189          11,101         125,027         (60,634)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (93,089)   $      8,141    $     16,929    $     94,744    $    (63,152)
                                                 ============    ============    ============    ============    ============

(e)  Previously known as Oppenheimer Small Cap Growth

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                                 ----------------------------------------------------------------------------

                                                                      VT        VT The George     VT Global
                                                  VT Capital      Diversified    Putnam Fund        Asset          VT Global
                                                 Appreciation       Income        of Boston       Allocation        Growth
                                                 ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          -    $    311,453    $    105,900    $      9,505    $          -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (4,030)        (67,047)        (65,175)        (16,640)        (79,151)
     Administrative expense                                 -               -               -               -               -
                                                 ------------    ------------    ------------    ------------    ------------

        Net investment income (loss)                   (4,030)        244,406          40,725          (7,135)        (79,151)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               41,404         277,919         441,386         234,449         519,407
     Cost of investments sold                          41,406         288,111         433,503         262,373         917,092
                                                 ------------    ------------    ------------    ------------    ------------

        Realized gains (losses) on fund shares             (2)        (10,192)          7,883         (27,924)       (397,685)

Realized gain distributions                                 -               -               -          97,712       1,437,372
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized gains (losses)                        (2)        (10,192)          7,883          69,788       1,039,687

Change in unrealized gains (losses)                   (20,871)       (164,037)        (64,842)       (160,820)     (3,218,965)
                                                 ------------    ------------    ------------    ------------    ------------

        Net realized and unrealized gains
            (losses) on investments                   (20,873)       (174,229)        (56,959)        (91,032)     (2,179,278)
                                                 ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (24,903)   $     70,177    $    (16,234)   $    (98,167)   $ (2,258,429)
                                                 ============    ============    ============    ============    ============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                  VT Growth         VT Growth        VT Health         VT High
                                                  and Income      Opportunities       Sciences          Yield          VT Income
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $     389,079    $           -    $           -    $     256,231    $     267,406
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (372,503)         (43,926)         (75,160)         (31,439)         (78,270)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                    16,576          (43,926)         (75,160)         224,792          189,136

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               804,756          497,866          565,138          192,341          407,249
     Cost of investments sold                          866,680          803,983          616,546          214,531          396,325
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares         (61,924)        (306,117)         (51,408)         (22,190)          10,924

Realized gain distributions                            286,847                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                    224,923         (306,117)         (51,408)         (22,190)          10,924

Change in unrealized gains (losses)                 (2,529,260)      (1,076,038)      (1,024,049)        (189,598)          55,819
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (2,304,337)      (1,382,155)      (1,075,457)        (211,788)          66,743
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (2,287,761)   $  (1,426,081)   $  (1,150,617)   $      13,004    $     255,879
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                VT International VT International
                                                VT International   Growth and          New                              VT Money
                                                    Growth           Income        Opportunities    VT Investors         Market
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      23,427    $      17,889    $           -    $           -    $     240,647
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (116,939)         (24,451)         (33,794)        (203,907)         (92,304)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                   (93,512)          (6,562)         (33,794)        (203,907)         148,343

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               643,282          343,555          496,433          758,033        3,909,030
     Cost of investments sold                          891,678          404,922          879,805        1,088,700        3,909,030
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (248,396)         (61,367)        (383,372)        (330,667)               -

Realized gain distributions                            955,064          107,787                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                    706,668           46,420         (383,372)        (330,667)               -

Change in unrealized gains (losses)                 (2,812,178)        (505,177)        (578,196)      (4,131,863)               -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (2,105,510)        (458,757)        (961,568)      (4,462,530)               -
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (2,199,022)   $    (465,319)   $    (995,362)   $  (4,666,437)   $     148,343
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                                     VT OTC &
                                                    VT New           VT New          Emerging                         VT Small Cap
                                                 Opportunities        Value           Growth         VT Research         Value
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           -    $      14,361    $           -    $      13,345    $         168
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                       (175,753)         (31,507)         (38,726)         (66,352)         (40,742)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                  (175,753)         (17,146)         (38,726)         (53,007)         (40,574)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               873,991          226,205          326,092          317,718          605,876
     Cost of investments sold                        1,666,290          234,425          781,240          378,539          584,901
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (792,299)          (8,220)        (455,148)         (60,821)          20,975

Realized gain distributions                          2,426,684           41,315                -          220,533           11,276
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                  1,634,385           33,095         (455,148)         159,712           32,251

Change in unrealized gains (losses)                 (6,719,016)          20,108       (1,479,065)      (1,163,206)         478,615
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                 (5,084,631)          53,203       (1,934,213)      (1,003,494)         510,866
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $  (5,260,384)   $      36,057    $  (1,972,939)   $  (1,056,501)   $     470,292
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                           Putnam Variable Trust Sub-Accounts
                                                 ---------------------------------------------------------------------------------

                                                                  VT Utilities
                                                                     Growth
                                                 VT Technology      and Income       VT Vista        VT Voyager      VT Voyager II
                                                 -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           -    $      86,682    $           -    $     255,557    $           -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                         (8,685)         (44,562)         (84,194)        (287,424)          (3,545)
     Administrative expense                                  -                -                -                -                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net investment income (loss)                    (8,685)          42,120          (84,194)         (31,867)          (3,545)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               302,860          320,025          591,980        1,003,672           39,576
     Cost of investments sold                          464,679          354,763          936,673        1,566,924           58,513
                                                 -------------    -------------    -------------    -------------    -------------

        Realized gains (losses) on fund shares        (161,819)         (34,738)        (344,693)        (563,252)         (18,937)

Realized gain distributions                                  -          150,238          715,464        4,619,334                -
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized gains (losses)                   (161,819)         115,500          370,771        4,056,082          (18,937)

Change in unrealized gains (losses)                   (126,280)      (1,086,042)      (3,048,984)     (10,025,495)         (58,150)
                                                 -------------    -------------    -------------    -------------    -------------

        Net realized and unrealized gains
            (losses) on investments                   (288,099)        (970,542)      (2,678,213)      (5,969,413)         (77,087)
                                                 -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (296,784)   $    (928,422)   $  (2,762,407)   $  (6,001,280)   $     (80,632)
                                                 =============    =============    =============    =============    =============

See notes to financial statements.

---------------------------------------------------------------------------------------------------------

                                                            Scudder Variable Series I Sub-Accounts
                                                 --------------------------------------------------------

                                                                         Capital      Global      Growth
                                                 Balanced      Bond      Growth      Discovery  and Income
                                                 --------    --------    --------    --------    --------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $      -    $    173    $      -    $      -    $     50
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (6)        (24)         (3)         (3)        (22)
     Administrative expense                            (4)        (18)         (2)         (2)        (15)
                                                 --------    --------    --------    --------    --------

        Net investment income (loss)                  (10)        131          (5)         (5)         13

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                9          38           4           4          33
     Cost of investments sold                          10          38           5           5          39
                                                 --------    --------    --------    --------    --------

        Realized gains (losses) on fund shares         (1)          -          (1)         (1)         (6)

Realized gain distributions                             -           -           -           -          93
                                                 --------    --------    --------    --------    --------

        Net realized gains (losses)                    (1)          -          (1)         (1)         87

Change in unrealized gains (losses)                   (26)         66         (40)        (71)       (657)
                                                 --------    --------    --------    --------    --------

        Net realized and unrealized gains
            (losses) on investments                   (27)         66         (41)        (72)       (570)
                                                 --------    --------    --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (37)   $    197    $    (46)   $    (77)   $   (557)
                                                 ========    ========    ========    ========    ========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------

                                                                                                               Scudder
                                                                                                              Variable
                                                                                                              Series II
                                                         Scudder Variable Series I Sub-Accounts              Sub-Account
                                                 --------------------------------------------------------    -----------

                                                               Large Company                21st Century
                                                International    Growth (f)    Money Market     Growth       Growth (f)
                                                 -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $        15    $         -    $       228    $         -    $         -
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                          (16)            (4)           (19)           (38)            (9)
     Administrative expense                              (12)            (3)           (14)           (28)            (7)
                                                 -----------    -----------    -----------    -----------    -----------

        Net investment income (loss)                     (13)            (7)           195            (66)           (16)

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  25          3,637         56,198          7,006             11
     Cost of investments sold                             36          4,411         56,198          9,685             13
                                                 -----------    -----------    -----------    -----------    -----------

        Realized gains (losses) on fund shares           (11)          (774)             -         (2,679)            (2)

Realized gain distributions                              714              -              -              -              -
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized gains (losses)                      703           (774)             -         (2,679)            (2)

Change in unrealized gains (losses)                   (2,197)             -              -           (501)          (286)
                                                 -----------    -----------    -----------    -----------    -----------

        Net realized and unrealized gains
            (losses) on investments                   (1,494)          (774)             -         (3,180)          (288)
                                                 -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $    (1,507)   $      (781)   $       195    $    (3,246)   $      (304)
                                                 ===========    ===========    ===========    ===========    ===========


(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II

See notes to financial statements.

----------------------------------------------------------------------------------------------------------

                                                         Van Kampen Life Investment Trust Sub-Accounts
                                                  --------------------------------------------------------

                                                       LIT       LIT Domestic  LIT Emerging     LIT Money
                                                    Comstock      Income (c)      Growth        Market (c)
                                                  -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         -    $        30    $       103    $    17,462
Charges from Allstate Life Insurance Company
  of New York:
     Mortality and expense risk                        (2,426)          (223)        (2,373)        (7,032)
     Administrative expense                              (210)           (19)          (205)          (608)
                                                  -----------    -----------    -----------    -----------

         Net investment income (loss)                  (2,636)          (212)        (2,475)         9,822

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               30,433            751          9,658        873,351
     Cost of investments sold                          32,480            740         12,122        873,351
                                                  -----------    -----------    -----------    -----------

         Realized gains (losses) on fund shares        (2,047)            11         (2,464)             -

Realized gain distributions                                29              -              -              -
                                                  -----------    -----------    -----------    -----------

         Net realized gains (losses)                   (2,018)            11         (2,464)             -

Change in unrealized gains (losses)                   (22,066)           662        (57,203)             -
                                                  -----------    -----------    -----------    -----------

         Net realized and unrealized gains

             (losses) on investments                  (24,084)           673        (59,667)             -
                                                  -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $   (26,720)   $       461    $   (62,142)   $     9,822
                                                  ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

-------------------------------------------------------------------------------------------

                                                  Wells Fargo Variable Trust Sub-Accounts
                                               --------------------------------------------

                                                Wells Fargo     Wells Fargo
                                                 VT Asset        VT Equity     Wells Fargo
                                                Allocation        Income        VT Growth
                                               ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $      1,065    $        665    $          4
Charges from Allstate Life Insurance Company
  of New York:
   Mortality and expense risk                          (673)           (693)           (260)
   Administrative expense                               (58)            (60)            (22)
                                               ------------    ------------    ------------

     Net investment income (loss)                       334             (88)           (278)

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                1,557           1,380             288
   Cost of investments sold                           1,645           1,479             346
                                               ------------    ------------    ------------

     Realized gains (losses) on fund shares             (88)            (99)            (58)

Realized gain distributions                           1,978           1,912           2,663
                                               ------------    ------------    ------------

     Net realized gains (losses)                      1,890           1,813           2,605

Change in unrealized gains (losses)                  (3,348)         (5,590)         (7,135)
                                               ------------    ------------    ------------

     Net realized and unrealized gains
         (losses) on investments                     (1,458)         (3,777)         (4,530)
                                               ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $     (1,124)   $     (3,865)   $     (4,808)
                                               ============    ============    ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2001

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                                        AIM V.I.
                                                AIM V.I. Aggressive Growth               AIM V.I. Balanced             Basic Value
                                             --------------------------------    --------------------------------    ---------------

                                                  2001              2000              2001              2000            2001 (a)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      (46,724)   $      (24,354)   $       60,072    $       (8,087)   $         (467)
Net realized gains (losses)                        (252,034)           (5,053)          (65,714)            4,342               136
Change in unrealized gains (losses)                (884,098)         (463,486)         (533,781)         (125,980)           36,092
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                             (1,182,856)         (492,893)         (539,423)         (129,725)           35,761
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            808,838         3,095,064         2,956,894         2,327,512           281,572
Benefit payments                                     (1,384)           (8,374)          (73,601)          (31,653)               --
Payments on termination                            (238,836)          (67,938)         (222,882)          (77,525)           (3,745)
Contract maintenance charge                          (1,785)             (705)           (1,321)             (471)               --
Transfers among the sub-accounts
     and with the Fixed Account - net               852,013         1,096,190         2,417,322           467,675           386,840
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                    1,418,846         4,114,237         5,076,412         2,685,538           664,667
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   235,990         3,621,344         4,536,989         2,555,813           700,428

NET ASSETS AT BEGINNING OF PERIOD                 3,798,448           177,104         2,639,813            84,000                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $    4,034,438    $    3,798,448    $    7,176,802    $    2,639,813    $      700,428
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period          329,923            12,661           263,143             6,382                --
     Units issued                                   261,434           326,667           655,085           272,770            62,838
     Units redeemed                                (103,685)           (9,405)          (89,317)          (16,009)             (339)
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                487,672           329,923           828,911           263,143            62,499
                                             ==============    ==============    ==============    ==============    ==============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                 AIM V.I. Blue Chip      AIM V.I. Capital Appreciation  AIM V.I. Capital Development
                                             --------------------------  -----------------------------  ----------------------------

                                                 2001           2000          2001            2000           2001           2000
                                             -----------    -----------  -------------    ------------  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (61,710)   $   (14,295)   $  (140,314)   $  (161,982)   $   (12,182)   $    (5,425)
Net realized gains (losses)                     (168,393)        (1,548)       530,114        629,220        (21,608)           923
Change in unrealized gains (losses)             (982,769)      (338,853)    (3,450,358)    (2,222,681)       (66,005)       (19,087)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                          (1,212,872)      (354,696)    (3,060,558)    (1,755,443)       (99,795)       (23,589)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,212,603      3,441,906      1,509,267      4,239,553        155,479        557,808
Benefit payments                                 (38,249)       (18,206)       (49,227)      (179,250)        (4,188)        (7,662)
Payments on termination                         (315,120)       (31,179)      (663,396)      (562,428)       (28,230)        (3,251)
Contract maintenance charge                       (2,886)          (593)        (3,939)        (2,935)          (237)          (201)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,359,370        673,362        667,733        777,178        143,108        362,282
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 4,215,718      4,065,290      1,460,438      4,272,118        265,932        908,976
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,002,846      3,710,594     (1,600,120)     2,516,675        166,137        885,387

NET ASSETS AT BEGINNING OF PERIOD              3,710,594             --     11,606,356      9,089,681        931,402         46,015
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 6,713,440    $ 3,710,594    $10,006,236    $11,606,356    $ 1,097,539    $   931,402
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       419,485             --        776,953        425,748         78,882          3,948
     Units issued                                742,441        431,341        399,091        405,917         46,041         76,875
     Units redeemed                             (170,265)       (11,856)      (160,438)       (54,712)       (21,869)        (1,941)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             991,661        419,485      1,015,606        776,953        103,054         78,882
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                             AIM V.I. Dent Demographics   AIM V.I. Diversified Income     AIM V.I. Global Utilities
                                             --------------------------   ---------------------------    ---------------------------

                                                 2001           2000           2001          2000            2001           2000
                                             -----------    -----------   ------------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (22,893)   $   (10,953)   $   187,321    $   127,433    $       910    $    (3,247)
Net realized gains (losses)                     (169,464)        (2,737)       (44,961)       (35,249)       148,633        107,348
Change in unrealized gains (losses)             (559,190)      (374,174)       (82,667)       (96,931)      (919,376)      (212,820)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                            (751,547)      (387,864)        59,693         (4,747)      (769,833)      (108,719)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         528,473      1,613,962        352,971        493,606        505,367        939,124
Benefit payments                                 (10,247)            --        (21,904)       (31,234)        (8,713)       (24,364)
Payments on termination                         (126,769)       (28,270)      (232,519)      (211,454)       (86,748)      (151,438)
Contract maintenance charge                         (788)          (314)          (580)          (374)          (764)          (622)
Transfers among the sub-accounts
     and with the Fixed Account - net            613,004        569,620        509,831       (197,479)       376,165        204,829
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 1,003,673      2,154,998        607,799         53,065        785,307        967,529
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                252,126      1,767,134        667,492         48,318         15,474        858,810

NET ASSETS AT BEGINNING OF PERIOD              1,767,134             --      2,691,436      2,643,118      2,113,433      1,254,623
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 2,019,260    $ 1,767,134    $ 3,358,928    $ 2,691,436    $ 2,128,907    $ 2,113,433
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       223,446             --        238,023        227,201        140,889         61,408
     Units issued                                227,024        229,630        119,912         71,930        131,222         92,122
     Units redeemed                              (70,922)        (6,184)       (55,107)       (61,108)       (36,834)       (12,641)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             379,548        223,446        302,828        238,023        235,277        140,889
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V. I. Government
                                                      Securities                AIM V.I. Growth           AIM V.I. Growth and Income
                                             --------------------------    --------------------------    ---------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   104,783    $    54,651    $   (99,516)   $  (162,177)   $  (207,568)   $  (227,048)
Net realized gains (losses)                       12,751         (7,404)      (749,695)       517,691       (409,174)       853,355
Change in unrealized gains (losses)               12,089         59,552     (3,155,400)    (3,296,886)    (3,845,601)    (3,670,838)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             129,623        106,799     (4,004,611)    (2,941,372)    (4,462,343)    (3,044,531)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,080,670        470,387      1,272,554      3,934,988      1,966,930      4,333,808
Benefit payments                                 (14,303)       (52,281)       (65,622)       (67,809)       (87,809)      (164,526)
Payments on termination                         (106,819)       (44,135)      (595,275)      (530,390)    (1,077,947)      (879,872)
Contract maintenance charge                         (592)          (459)        (4,024)        (2,997)        (5,929)        (4,411)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,489,156        (50,599)       421,426        638,703      1,441,731      1,260,810
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 3,448,112        322,913      1,029,059      3,972,495      2,236,976      4,545,809
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,577,735        429,712     (2,975,552)     1,031,123     (2,225,367)     1,501,278

NET ASSETS AT BEGINNING OF PERIOD              1,643,632      1,213,920     10,711,917      9,680,794     17,073,247     15,571,969
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 5,221,367    $ 1,643,632    $ 7,736,365    $10,711,917    $14,847,880    $17,073,247
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       139,832        108,494        730,340        383,214      1,044,184        645,133
     Units issued                                336,088         53,268        405,950        394,745        576,854        476,836
     Units redeemed                              (29,206)       (21,930)      (182,435)       (47,619)      (206,605)       (77,785)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             446,714        139,832        953,855        730,340      1,414,433      1,044,184
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                                                                                      AIM V.I. Mid
                                                     AIM V.I. High Yield           AIM V.I. International Equity       Cap Equity
                                             --------------------------------    --------------------------------    ---------------

                                                   2001             2000              2001              2000             2001 (a)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       87,382    $       32,512    $      (50,153)   $      (62,936)   $          (25)
Net realized gains (losses)                         (20,523)           (3,859)         (156,226)          415,734                25
Change in unrealized gains (losses)                (106,627)          (69,958)       (1,207,639)       (2,076,303)            5,204
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                (39,768)          (41,305)       (1,414,018)       (1,723,505)            5,204
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            367,010           291,838           927,767         2,141,156            47,653
Benefit payments                                     (2,965)          (28,362)          (42,473)         (130,710)               --
Payments on termination                             (22,143)           (2,348)         (320,452)         (159,113)             (510)
Contract maintenance charge                            (117)              (41)           (1,708)             (898)               --
Transfers among the sub-accounts
     and with the Fixed Account - net               216,789            35,220             5,107           331,968            66,818
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      558,574           296,307           568,241         2,182,403           113,961
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   518,806           255,002          (845,777)          458,898           119,165

NET ASSETS AT BEGINNING OF PERIOD                   272,430            17,428         5,294,944         4,836,046                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      791,236    $      272,430    $    4,449,167    $    5,294,944    $      119,165
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period           33,671             1,751           416,531           220,690                --
     Units issued                                    88,096            38,062           195,965           225,943            10,533
     Units redeemed                                 (17,789)           (6,142)          (96,768)          (30,102)              (45)
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                103,978            33,671           515,728           416,531            10,488
                                             ==============    ==============    ==============    ==============    ==============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                AIM V.I. Money Market      AIM V.I. New Technology (b)         AIM V.I. Value
                                             --------------------------    --------------------------    ---------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    64,495    $    57,187    $    16,164    $   (13,816)   $  (302,649)   $  (326,638)
Net realized gains (losses)                           --             --        524,033        212,829        (26,346)     1,524,916
Change in unrealized gains (losses)                   --             --     (1,585,393)    (1,129,394)    (3,362,318)    (5,608,496)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                              64,495         57,187     (1,045,196)      (930,381)    (3,691,313)    (4,410,218)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,107,548        575,101        445,568      1,981,414      3,758,845      8,090,242
Benefit payments                                      --        (21,172)       (16,004)            --       (193,093)      (185,910)
Payments on termination                         (954,907)      (391,345)       (79,608)       (13,711)    (1,714,199)    (1,363,155)
Contract maintenance charge                         (731)          (281)          (757)          (426)       (13,731)        (9,257)
Transfers among the sub-accounts
     and with the Fixed Account - net          3,415,378       (262,860)       468,829        807,328      1,454,287        332,070
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 3,567,288       (100,557)       818,028      2,774,605      3,292,109      6,863,990
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              3,631,783        (43,370)      (227,168)     1,844,224       (399,204)     2,453,772

NET ASSETS AT BEGINNING OF PERIOD              1,534,214      1,577,584      1,844,224             --     24,749,994     22,296,222
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 5,165,997    $ 1,534,214    $ 1,617,056    $ 1,844,224    $24,350,790    $24,749,994
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       132,697        137,432         91,168             --      1,647,565        987,077
     Units issued                                615,220        173,613         87,100         93,360        845,551        818,141
     Units redeemed                             (287,805)      (178,348)       (24,257)        (2,192)      (310,210)      (157,653)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             460,112        132,697        154,011         91,168      2,182,906      1,647,565
                                             ===========    ===========    ===========    ===========    ===========    ===========

(b)  Previously known as AIM V.I. Telecommunications

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Dreyfus Variable Investment
                                                   Delaware Group Premium Fund, Inc. Sub-Accounts              Fund Sub-Account
                                            ---------------------------------------------------------   ----------------------------

                                            Delaware GP Small Cap Value         Delaware GP Trend         VIF Capital Appreciation
                                            ---------------------------    --------------------------   ----------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                            ------------    -----------    -----------    -----------   ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,021)   $      (254)   $    (1,636)   $      (170)   $       178    $        42
Net realized gains (losses)                        1,481              5         (5,989)            (9)          (102)           126
Change in unrealized gains (losses)               38,503          7,895         (3,762)        (6,949)       (12,676)          (656)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                              37,963          7,646        (11,387)        (7,128)       (12,600)          (488)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         394,804         73,608        160,988         57,969        226,963          7,500
Benefit payments                                      --             --           (919)            --             --             --
Payments on termination                           (5,105)            --         (3,735)            --             --             --
Contract maintenance charge                          (27)           (13)           (12)            (8)            (5)            (2)
Transfers among the sub-accounts
     and with the Fixed Account - net             71,557          2,268         (8,713)           256         21,234          5,756
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   461,229         75,863        147,609         58,217        248,192         13,254
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                499,192         83,509        136,222         51,089        235,592         12,766

NET ASSETS AT BEGINNING OF PERIOD                 83,509             --         51,089             --         12,766             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   582,701    $    83,509    $   187,311    $    51,089    $   248,358    $    12,766
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         7,204             --          5,514             --          1,285             --
     Units issued                                 41,866          7,205         22,011          5,515         26,640          1,286
     Units redeemed                               (3,555)            (1)        (3,341)            (1)            --             (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              45,515          7,204         24,184          5,514         27,925          1,285
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                             Dreyfus Socially Responsible      Dreyfus Stock Index       Fidelity Variable Insurance
                                            Growth Fund, Inc. Sub-Account        Fund Sub-Account         Products Fund Sub-Accounts
                                            -----------------------------  --------------------------    ---------------------------

                                                  Dreyfus Socially
                                                 Responsible Growth         Dreyfus Stock Index Fund            VIP Contrafund
                                            -----------------------------  --------------------------    ---------------------------

                                                 2001          2000 (g)        2001         2000 (g)         2001         2000 (g)
                                            ------------    -------------  -----------    -----------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,164)   $       599    $     1,062    $      (141)   $    (3,776)   $      (427)
Net realized gains (losses)                       (2,944)           (14)         3,030          3,991         (1,046)            (9)
Change in unrealized gains (losses)              (41,153)        (8,346)       (74,758)       (18,356)       (29,597)        (4,207)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (46,261)        (7,761)       (70,666)       (14,506)       (34,419)        (4,643)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         177,291        109,081      1,217,251        282,927        509,803        187,166
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (5,630)          (525)       (37,553)            --        (13,237)            --
Contract maintenance charge                          (55)           (16)           (69)           (40)           (79)           (28)
Transfers among the sub-accounts
     and with the Fixed Account - net              5,269          1,616        137,985         (3,240)        80,555          4,538
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   176,875        110,156      1,317,614        279,647        577,042        191,676
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                130,614        102,395      1,246,948        265,141        542,623        187,033

NET ASSETS AT BEGINNING OF PERIOD                102,395             --        265,141             --        187,033             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   233,009    $   102,395    $ 1,512,089    $   265,141    $   729,656    $   187,033
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        11,070             --         28,181             --         18,922             --
     Units issued                                 23,323         11,134        168,774         28,250         75,144         18,924
     Units redeemed                               (1,442)           (64)       (11,620)           (69)        (7,640)            (2)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              32,951         11,070        185,335         28,181         86,426         18,922
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                  VIP Equity-Income                 VIP Growth             VIP Growth Opportunities
                                             --------------------------    --------------------------    ---------------------------

                                                 2001         2000 (g)        2001          2000 (g)         2001         2000 (g)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (4,399)   $       (31)   $    (8,526)   $      (397)   $    (1,195)   $      (114)
Net realized gains (losses)                        1,704             --         19,660           (159)        (2,847)            (7)
Change in unrealized gains (losses)              (20,333)           708        (91,779)        (7,245)        (8,056)        (3,914)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (23,028)           677        (80,645)        (7,801)       (12,098)        (4,035)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         930,136         15,706      1,057,551        361,134        158,576         48,229
Benefit payments                                      --             --             --             --         (1,123)            --
Payments on termination                           (9,615)            --         (9,466)           370         (6,898)            --
Contract maintenance charge                          (25)            (3)           (61)           (54)           (24)            (7)
Transfers among the sub-accounts
     and with the Fixed Account - net             82,344          1,509        159,165           (214)         2,200            190
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 1,002,840         17,212      1,207,189        361,236        152,731         48,412
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                979,812         17,889      1,126,544        353,435        140,633         44,377

NET ASSETS AT BEGINNING OF PERIOD                 17,889             --        353,435             --         44,377             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   997,701    $    17,889    $ 1,479,979    $   353,435    $   185,010    $    44,377
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         1,655             --         40,135             --          4,746             --
     Units issued                                100,657          1,655        166,829         40,430         21,218          4,747
     Units redeemed                               (3,967)            --         (4,807)          (295)        (2,548)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              98,345          1,655        202,157         40,135         23,416          4,746
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                      VIP
                                                     VIP High Income               Index 500          VIP Investment Grade Bond
                                             --------------------------------   --------------    --------------------------------

                                                  2001             2000 (h)         2001 (c)           2001            2000 (h)
                                             --------------    --------------   --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $         (614)   $           --   $       (2,452)   $       (1,420)   $           --
Net realized gains (losses)                            (502)               --           (1,063)              119                --
Change in unrealized gains (losses)                  (4,227)                1          (16,883)            7,805                 1
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                 (5,343)                1          (20,398)            6,504                 1
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            161,041               275          370,744           295,081             1,375
Benefit payments                                         --                --               --                --                --
Payments on termination                              (1,343)               --               --            (5,643)               --
Contract maintenance charge                              (1)               --               (6)               (7)               --
Transfers among the sub-accounts
     and with the Fixed Account - net                (4,034)               --          179,885               254                --
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      155,663               275          550,623           289,685             1,375
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   150,320               276          530,225           296,189             1,376

NET ASSETS AT BEGINNING OF PERIOD                       276                --               --             1,376                --
                                             --------------    --------------   --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      150,596    $          276   $      530,225    $      297,565    $        1,376
                                             ==============    ==============   ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               33                --               --               132                --
     Units issued                                    21,331                33           68,577            27,068               132
     Units redeemed                                    (782)               --           (1,006)             (582)               --
                                             --------------    --------------   --------------    --------------    --------------
  Units outstanding at end of period                 20,582                33           67,571            26,618               132
                                             ==============    ==============   ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                             Fidelity Variable Insurance     Franklin Templeton Variable Insurance Products Trust
                                             Products Fund Sub-Accounts                           Sub-Accounts
                                             --------------------------    --------------------------------------------------------

                                                                                                          Templeton International
                                                    VIP Overseas            Templeton Asset Strategy              Securities
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       486    $      (100)   $      (335)   $        (4)   $     2,575    $      (164)
Net realized gains (losses)                        3,564             (6)         3,037             --         40,942             (3)
Change in unrealized gains (losses)              (43,271)        (2,685)        (9,413)           210        (71,378)         1,660
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (39,221)        (2,791)        (6,711)           206        (27,861)         1,493
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         288,485         47,864        131,265          6,390        312,061         81,439
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (2,726)            --           (113)            --            423             --
Contract maintenance charge                          (39)            (7)            (2)            (1)           (39)           (13)
Transfers among the sub-accounts
     and with the Fixed Account - net             97,070          1,214         (1,643)            --         25,232             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   382,790         49,071        129,507          6,389        337,677         81,426
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                343,569         46,280        122,796          6,595        309,816         82,919

NET ASSETS AT BEGINNING OF PERIOD                 46,280             --          6,595             --         82,919             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   389,849    $    46,280    $   129,391    $     6,595    $   392,735    $    82,919
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period         4,972             --            632             --          7,881             --
     Units issued                                 50,433          5,005         13,495            632         37,708          7,882
     Units redeemed                                 (702)           (33)          (193)            --           (590)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              54,703          4,972         13,934            632         44,999          7,881
                                             ===========    ===========    ===========    ===========    ===========    ===========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                   HSBC Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                               HSBC VI Cash Management        HSBC VI Fixed Income         HSBC VI Growth & Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (i)         2001         2000 (i)         2001         2000 (i)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $     6,303    $     1,708    $     4,335    $       103    $    (9,583)   $      (823)
Net realized gains (losses)                           --             --            (46)             1         (2,618)             6
Change in unrealized gains (losses)                   --             --         (2,864)            --       (169,501)         2,809
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               6,303          1,708          1,425            104       (181,702)         1,992
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,083,263        211,348        453,128         19,963      1,270,715        368,763
Benefit payments                                      --             --             --             --             --             --
Payments on termination                          (51,743)        (3,000)        (6,582)            --        (30,641)          (700)
Contract maintenance charge                          (83)           (24)           (52)            (4)          (223)           (57)
Transfers among the sub-accounts
     and with the Fixed Account - net           (107,740)       (55,064)        65,986          5,332         91,429          3,300
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   923,697        153,260        512,480         25,291      1,331,280        371,306
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                930,000        154,968        513,905         25,395      1,149,578        373,298

NET ASSETS AT BEGINNING OF PERIOD                154,968             --         25,395             --        373,298             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 1,084,968    $   154,968    $   539,300    $    25,395    $ 1,522,876    $   373,298
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        15,211             --          2,487             --         36,688             --
     Units issued                                162,903         21,050         50,126          2,619        151,716         36,782
     Units redeemed                              (72,985)        (5,839)        (1,375)          (132)        (5,522)           (94)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             105,129         15,211         51,238          2,487        182,882         36,688
                                             ===========    ===========    ===========    ===========    ===========    ===========

(i)  For the Period Beginning on May 30, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                    MFS Variable Insurance Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                                                              MFS
                                                                                           Investors
                                               MFS Bond           MFS High Income            Trust            MFS New Discovery
                                             -----------------------------------------    -----------    --------------------------

                                               2001 (c)         2001         2000 (h)       2001 (d)         2001         2000 (h)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $      (281)   $       166    $        --    $    (1,278)   $    (1,201)   $       (50)
Net realized gains (losses)                          365           (516)            --           (681)           (82)             2
Change in unrealized gains (losses)                6,210         (2,722)            (1)        (8,313)         1,200          5,017
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               6,294         (3,072)            (1)       (10,272)           (83)         4,969
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         234,755         92,761          1,000        246,852         83,494         56,299
Benefit payments                                      --             --             --             --             --             --
Payments on termination                             (571)            --             --           (470)        (1,196)            --
Contract maintenance charge                           --             (8)            --             --              9             (9)
Transfers among the sub-accounts
     and with the Fixed Account - net            (36,753)         5,436             --        (13,479)        17,988             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   197,431         98,189          1,000        232,903        100,295         56,290
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                203,725         95,117            999        222,631        100,212         61,259

NET ASSETS AT BEGINNING OF PERIOD                     --            999             --             --         61,259             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   203,725    $    96,116    $       999    $   222,631    $   161,471    $    61,259
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            108             --             --          6,891             --
     Units issued                                 24,096         10,230            108         31,465         13,463          6,892
     Units redeemed                               (5,825)            --             --         (3,905)          (985)            (1)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              18,271         10,338            108         27,560         19,369          6,891
                                             ===========    ===========    ===========    ===========    ===========    ===========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                                                  Oppenheimer
                                               Oppenheimer Aggressive Growth          Bond          Appreciation Oppenheimer Capital
                                             --------------------------------    --------------    --------------------------------

                                                  2001            2000 (g)          2001 (c)            2001            2000 (h)
                                             --------------    --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       (3,559)   $         (157)   $        2,261    $       (4,537)   $           --
Net realized gains (losses)                          35,875              (278)              474            (6,770)               --
Change in unrealized gains (losses)                (149,039)          (15,250)           (1,486)          (23,660)               (8)
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                               (116,723)          (15,685)            1,249           (34,967)               (8)
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            853,299           111,267           253,459           861,009               825
Benefit payments                                         --                --                --                --                --
Payments on termination                              (5,174)              507            (1,195)           (3,827)               --
Contract maintenance charge                             (93)              (15)               (7)               (4)               --
Transfers among the sub-accounts
     and with the Fixed Account - net                24,574               841            26,349            10,196                --
                                             --------------    --------------    --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      872,606           112,600           278,606           867,374               825
                                             --------------    --------------    --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   755,883            96,915           279,855           832,407               817

NET ASSETS AT BEGINNING OF PERIOD                    96,915                --                --               817                --
                                             --------------    --------------    --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      852,798    $       96,915    $      279,855    $      833,224    $          817
                                             ==============    ==============    ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period           10,578                --                --                91                --
     Units issued                                   129,483            10,749            27,141           113,464                91
     Units redeemed                                  (2,907)             (171)           (1,365)           (5,666)               --
                                             --------------    --------------    --------------    --------------    --------------
  Units outstanding at end of period                137,154            10,578            25,776           107,889                91
                                             ==============    ==============    ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                 Oppenheimer          Oppenheimer Main Street
                                               Oppenheimer Global Securities     High Income              Growth & Income
                                             --------------------------------   --------------    --------------------------------

                                                  2001            2000 (g)         2001 (c)            2001            2000 (g)
                                             --------------    --------------   --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       (1,982)   $           --   $       (1,069)   $       (8,409)   $       (1,134)
Net realized gains (losses)                          (1,618)               --               --           (12,296)              (30)
Change in unrealized gains (losses)                  (5,176)               --              516           (72,384)          (22,673)
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from operations                                 (8,776)               --             (553)          (93,089)          (23,837)
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            336,170                --          220,110         1,174,543           350,007
Benefit payments                                         --                --               --                --                --
Payments on termination                                (661)               --               --           (32,884)             (525)
Contract maintenance charge                              --                --               --              (150)              (50)
Transfers among the sub-accounts
     and with the Fixed Account - net                16,790                --            4,839            47,642             2,286
                                             --------------    --------------   --------------    --------------    --------------

Increase (decrease) in net assets
     from capital transactions                      352,299                --          224,949         1,189,151           351,718
                                             --------------    --------------   --------------    --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   343,523                --          224,396         1,096,062           327,881

NET ASSETS AT BEGINNING OF PERIOD                        --                --               --           327,881                --
                                             --------------    --------------   --------------    --------------    --------------

NET ASSETS AT END OF PERIOD                  $      343,523    $           --   $      224,396    $    1,423,943    $      327,881
                                             ==============    ==============   ==============    ==============    ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --                --               --            35,354                --
     Units issued                                    43,096                --           23,571           153,342            35,433
     Units redeemed                                  (2,021)               --               (1)          (15,622)              (79)
                                             --------------    --------------   --------------    --------------    --------------
  Units outstanding at end of period                 41,075                --           23,570           173,074            35,354
                                             ==============    ==============   ==============    ==============    ==============

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Putnam Variable
                                                 Oppenheimer Variable Account Funds Sub-Accounts             Trust Sub-Accounts
                                             --------------------------------------------------------    --------------------------

                                              Oppenheimer Main Street                                      VT American Government
                                                Small Cap Growth (e)       Oppenheimer Strategic Bond               Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (j)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (1,048)   $        (1)   $     5,828    $      (166)   $   (30,283)   $     8,793
Net realized gains (losses)                           12             --          8,354             (1)         9,694          3,750
Change in unrealized gains (losses)                9,177            (78)         2,747            207        115,333            717
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                               8,141            (79)        16,929             40         94,744         13,260
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         183,252          2,175        950,117         89,566      1,707,591        273,399
Benefit payments                                      --             --             --             --        (86,476)            --
Payments on termination                           (2,697)            --        (15,792)            --       (133,180)          (539)
Contract maintenance charge                          (11)            --            (43)           (14)            73            (73)
Transfers among the sub-accounts
     and with the Fixed Account - net              1,488             --        (12,237)           500      2,775,602        192,136
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                   182,032          2,175        922,045         90,052      4,263,610        464,923
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                190,173          2,096        938,974         90,092      4,358,354        478,183

NET ASSETS AT BEGINNING OF PERIOD                  2,096             --         90,092             --        478,183             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   192,269    $     2,096    $ 1,029,066    $    90,092    $ 4,836,537    $   478,183
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period           240             --          8,730             --         43,020             --
     Units issued                                 22,505            240         94,439          8,741        450,174         43,339
     Units redeemed                                 (358)            --         (6,856)           (11)       (79,459)          (319)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              22,387            240         96,313          8,730        413,735         43,020
                                             ===========    ===========    ===========    ===========    ===========    ===========

(e)  Previously known as Oppenheimer Small Cap Growth

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(j)  For the Period Beginning on February 1, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                   VT Asia Pacific          VT Capital Appreciation        VT Diversified Income
                                             --------------------------    --------------------------    --------------------------

                                                 2001           2000           2001         2000 (k)         2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    (2,518)   $     2,362    $    (4,030)   $       (40)   $   244,406    $    (2,567)
Net realized gains (losses)                       (7,799)        (1,703)            (2)            --        (10,192)        (3,436)
Change in unrealized gains (losses)              (52,835)       (87,973)       (20,871)         1,176       (164,037)       (18,440)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (63,152)       (87,314)       (24,903)         1,136         70,177        (24,443)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                          10,387        241,028        247,675         78,130      1,437,073      1,707,108
Benefit payments                                      --             --             --             --        (53,060)            --
Payments on termination                           (6,944)        (6,789)       (10,003)            --       (179,377)       (32,990)
Contract maintenance charge                           34            (34)            14            (14)           457           (457)
Transfers among the sub-accounts
     and with the Fixed Account - net             (4,451)        73,105        291,279          9,756      2,737,783      1,349,590
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                      (974)       307,310        528,965         87,872      3,942,876      3,023,251
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                (64,126)       219,996        504,062         89,008      4,013,053      2,998,808

NET ASSETS AT BEGINNING OF PERIOD                219,996             --         89,008             --      2,998,808             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $   155,870    $   219,996    $   593,070    $    89,008    $ 7,011,861    $ 2,998,808
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        22,952             --          9,747             --        308,305             --
     Units issued                                  9,246         23,515         77,798          9,749        522,908        343,788
     Units redeemed                              (10,527)          (563)       (11,136)            (2)      (125,845)       (35,483)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period              21,671         22,952         76,409          9,747        705,368        308,305
                                             ===========    ===========    ===========    ===========    ===========    ===========

(k)  For the Period Beginning on October 2, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                   VT The George
                                               Putnam Fund of Boston       VT Global Asset Allocation         VT Global Growth
                                             --------------------------    --------------------------    --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $    40,725    $   (17,161)   $    (7,135)   $    (1,791)   $   (79,151)   $   (29,175)
Net realized gains (losses)                        7,883          2,241         69,788          6,623      1,039,687        122,550
Change in unrealized gains (losses)              (64,842)       228,217       (160,820)       (16,440)    (3,218,965)    (1,461,502)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                             (16,234)       213,297        (98,167)       (11,608)    (2,258,429)    (1,368,127)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,082,687      2,355,800        850,802        593,314      2,033,772      4,731,916
Benefit payments                                 (80,522)            --         (9,462)            --        (14,033)       (13,424)
Payments on termination                         (433,554)       (18,164)       (70,157)        (5,745)      (368,299)      (101,201)
Contract maintenance charge                          464           (464)           120           (120)           888           (888)
Transfers among the sub-accounts
     and with the Fixed Account - net          2,536,008        492,653        364,490        212,922      1,902,161      2,582,813
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                 5,105,083      2,829,825      1,135,793        800,371      3,554,489      7,199,216
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              5,088,849      3,043,122      1,037,626        788,763      1,296,060      5,831,089

NET ASSETS AT BEGINNING OF PERIOD              3,043,122             --        788,763             --      5,831,089             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 8,131,971    $ 3,043,122    $ 1,826,389    $   788,763    $ 7,127,149    $ 5,831,089
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       302,290             --         78,479             --        536,592             --
     Units issued                                628,570        316,133        160,059         79,699        624,564        561,488
     Units redeemed                             (126,657)       (13,843)       (37,170)        (1,220)      (203,313)       (24,896)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period             804,203        302,290        201,368         78,479        957,843        536,592
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                VT Growth and Income         VT Growth Opportunities          VT Health Sciences
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001         2000 (j)         2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   16,576     $  (60,706)    $  (43,926)    $  (22,060)    $  (75,160)    $  (20,604)
Net realized gains (losses)                      224,923        186,951       (306,117)        (3,540)       (51,408)         2,169
Change in unrealized gains (losses)           (2,529,260)     1,110,766     (1,076,038)    (1,047,115)    (1,024,049)       347,622
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (2,287,761)     1,237,011     (1,426,081)    (1,072,715)    (1,150,617)       329,187
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      10,841,449     11,977,077        409,760      3,250,905      1,610,547      3,094,493
Benefit payments                                (303,994)        (9,712)        (8,899)            --         (9,798)            --
Payments on termination                       (1,765,681)      (228,684)      (260,915)       (52,572)      (327,751)       (28,487)
Contract maintenance charge                        3,017         (3,017)           539           (539)           747           (747)
Transfers among the sub-accounts
     and with the Fixed Account - net         12,291,051      6,833,088      1,227,075      1,411,457      2,570,470      1,511,730
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                21,065,842     18,568,752      1,367,560      4,609,251      3,844,215      4,576,989
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS             18,778,081     19,805,763        (58,521)     3,536,536      2,693,598      4,906,176

NET ASSETS AT BEGINNING OF PERIOD             19,805,763             --      3,536,536             --      4,906,176             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $38,583,844    $19,805,763     $3,478,015     $3,536,536     $7,599,774     $4,906,176
                                             ===========    ===========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,026,103             --        475,734             --        337,301             --
     Units issued                              2,911,455      2,153,099        397,635        495,714        452,258        358,569
     Units redeemed                             (693,077)      (126,996)      (175,488)       (19,980)      (126,799)       (21,268)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period           4,244,481      2,026,103        697,881        475,734        662,760        337,301
                                              ===========    ===========    ==========     ==========     ==========     ==========

(j)  For the Period Beginning on February 1, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                              --------------------------------------------------------------------------------------

                                                   VT High Yield                   VT Income               VT International Growth
                                              -------------------------     -------------------------     --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  224,792     $    7,357     $  189,136     $   (1,904)    $  (93,512)    $  (24,068)
Net realized gains (losses)                      (22,190)        (3,377)        10,924             99        706,668         77,884
Change in unrealized gains (losses)             (189,598)       (78,570)        55,819         83,778     (2,812,178)      (525,659)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                              13,004        (74,590)       255,879         81,973     (2,199,022)      (471,843)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       1,450,650        828,293      4,220,783      1,590,374      2,269,201      5,328,656
Benefit payments                                 (16,627)          (172)       (18,242)            --       (105,612)          (362)
Payments on termination                          (96,789)       (16,324)      (426,091)       (33,023)      (347,745)       (79,196)
Contract maintenance charge                          173           (173)           355           (355)         1,192         (1,192)
Transfers among the sub-accounts
     and with the Fixed Account - net          1,317,388        401,730      4,805,874        689,099      2,818,044      3,048,105
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 2,654,795      1,213,354      8,582,679      2,246,095      4,635,080      8,296,011
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              2,667,799      1,138,764      8,838,558      2,328,068      2,436,058      7,824,168

NET ASSETS AT BEGINNING OF PERIOD              1,138,764             --      2,328,068             --      7,824,168             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $3,806,563     $1,138,764     $11,166,626    $2,328,068     $10,260,226    $7,824,168
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       126,880             --        225,137             --        607,250             --
     Units issued                                342,925        132,458        927,355        231,242        629,385        643,942
     Units redeemed                              (54,985)        (5,578)      (133,808)        (6,105)      (213,336)       (36,692)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             414,820        126,880      1,018,684        225,137      1,023,299        607,250
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                                  VT International            VT International New
                                                 Growth and Income                Opportunities                  VT Investors
                                              -------------------------     -------------------------   ----------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (6,562)    $      292     $  (33,794)    $  (23,664)    $ (203,907)    $  (83,917)
Net realized gains (losses)                       46,420         19,903       (383,372)         5,608       (330,667)         5,708
Change in unrealized gains (losses)             (505,177)        (5,967)      (578,196)    (1,206,046)    (4,131,863)    (2,207,395)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                            (465,319)        14,228       (995,362)    (1,224,102)    (4,666,437)    (2,285,604)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         714,317      1,189,344        400,243      3,293,778      4,557,817     11,165,957
Benefit payments                                 (12,004)        (1,608)        (6,601)          (166)      (241,599)       (47,284)
Payments on termination                         (118,061)       (13,871)      (100,296)       (42,649)    (1,191,241)      (166,897)
Contract maintenance charge                          254           (254)           451           (451)         2,135         (2,135)
Transfers among the sub-accounts
     and with the Fixed Account - net            435,838        482,304        191,102        932,600      5,761,311      5,350,822
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 1,020,344      1,655,915        484,899      4,183,112      8,888,423     16,300,463
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                555,025      1,670,143       (510,463)     2,959,010      4,221,986     14,014,859

NET ASSETS AT BEGINNING OF PERIOD              1,670,143             --      2,959,010             --     14,014,859             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $2,225,168     $1,670,143     $2,448,547     $2,959,010    $18,236,845    $14,014,859
                                              ==========     ==========     ==========     ==========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period       152,175             --        269,398             --      1,433,516             --
     Units issued                                172,772        159,565        145,163        297,653      1,637,882      1,531,968
     Units redeemed                              (65,298)        (7,390)       (96,514)       (28,255)      (546,036)       (98,452)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             259,649        152,175        318,047        269,398      2,525,362      1,433,516
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                                                        Putnam Variable Trust Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                                    VT Money Market           VT New Opportunities               VT New Value
                                              -------------------------     -------------------------     --------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  148,343     $   58,246     $ (175,753)    $  (98,550)    $  (17,146)    $   (2,712)
Net realized gains (losses)                           --             --      1,634,385        175,259         33,095          4,445
Change in unrealized gains (losses)                   --             --     (6,719,016)    (5,048,414)        20,108         98,223
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                             148,343         58,246     (5,260,384)    (4,971,705)        36,057         99,956
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       3,387,191      3,639,819      3,341,166     13,467,653      1,574,190        540,925
Benefit payments                                (244,278)            --       (159,114)       (18,738)       (33,319)            --
Payments on termination                       (1,258,641)      (120,601)      (655,497)      (215,704)       (86,442)        (1,845)
Contract maintenance charge                          395           (395)         2,117         (2,117)           136           (136)
Transfers among the sub-accounts
     and with the Fixed Account - net          6,231,955       (986,612)     3,728,788      5,634,928      2,326,065        251,575
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 8,116,622      2,532,211      6,257,460     18,866,022      3,780,630        790,519
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              8,264,965      2,590,457        997,076     13,894,317      3,816,687        890,475

NET ASSETS AT BEGINNING OF PERIOD              2,590,457             --     13,894,317             --        890,475             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $10,855,422     $2,590,457    $14,891,393    $13,894,317     $4,707,162     $  890,475
                                             ===========     ==========    ===========    ===========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       242,264             --      1,214,985             --         83,776             --
     Units issued                              1,534,686        493,530      1,150,661      1,286,198        413,549         88,290
     Units redeemed                             (784,564)      (251,266)      (403,140)       (71,213)       (67,442)        (4,514)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             992,386        242,264      1,962,506      1,214,985        429,883         83,776
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                              VT OTC & Emerging Growth            VT Research                VT Small Cap Value
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  (38,726)    $  (30,567)    $  (53,007)    $  (19,027)    $  (40,574)    $   (3,227)
Net realized gains (losses)                     (455,148)       (37,099)       159,712         10,417         32,251          1,762
Change in unrealized gains (losses)           (1,479,065)    (2,442,462)    (1,163,206)      (154,822)       478,615        156,321
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (1,972,939)    (2,510,128)    (1,056,501)      (163,432)       470,292        154,856
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         777,878      4,324,833      1,673,571      2,472,605      1,481,580        814,756
Benefit payments                                 (45,240)          (345)       (45,589)          (179)        (2,272)            --
Payments on termination                          (92,248)       (61,068)      (421,712)       (34,917)      (175,819)        (6,824)
Contract maintenance charge                          519           (519)           579           (579)           222           (222)
Transfers among the sub-accounts
     and with the Fixed Account - net            974,160      1,652,612      2,797,402      1,527,927      1,919,055        494,506
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                 1,615,069      5,915,513      4,004,251      3,964,857      3,222,766      1,302,216
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS               (357,870)     3,405,385      2,947,750      3,801,425      3,693,058      1,457,072

NET ASSETS AT BEGINNING OF PERIOD              3,405,385             --      3,801,425             --      1,457,072             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $3,047,515     $3,405,385     $6,749,175     $3,801,425     $5,150,130     $1,457,072
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       355,506             --        338,635             --        115,092             --
     Units issued                                404,058        396,241        529,970        351,611        327,688        118,591
     Units redeemed                             (163,041)       (40,735)      (117,022)       (12,976)       (93,471)        (3,499)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             596,523        355,506        751,583        338,635        349,309        115,092
                                              ==========     ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                                                  VT Utilities
                                                VT Technology                   Growth and Income                 VT Vista
                                              -------------------------     -------------------------     -------------------------

                                                 2001         2000 (l)         2001           2000           2001           2000
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (8,685)    $   (1,831)    $   42,120     $   (5,434)    $  (84,194)    $  (32,970)
Net realized gains (losses)                     (161,819)          (279)       115,500          9,126        370,771          5,873
Change in unrealized gains (losses)             (126,280)      (211,695)    (1,086,042)       171,335     (3,048,984)      (951,646)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                            (296,784)      (213,805)      (928,422)       175,027     (2,762,407)      (978,743)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         373,224        660,049      1,487,679      1,425,254      1,967,227      4,674,319
Benefit payments                                      (4)             -        (16,528)          (198)       (82,330)          (187)
Payments on termination                          (19,523)        (7,650)      (160,811)       (24,213)      (348,165)       (90,622)
Contract maintenance charge                           92            (92)           369           (369)           954           (954)
Transfers among the sub-accounts
     and with the Fixed Account - net            221,698        162,570      1,510,445        849,122      2,351,032      2,657,586
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   575,487        814,877      2,821,154      2,249,596      3,888,718      7,240,142
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                278,703        601,072      1,892,732      2,424,623      1,126,311      6,261,399

NET ASSETS AT BEGINNING OF PERIOD                601,072              -      2,424,623              -      6,261,399              -
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  879,775     $  601,072     $4,317,355     $2,424,623     $7,387,710     $6,261,399
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period       101,041              -        209,218              -        469,248              -
     Units issued                                238,119        102,923        358,239        219,318        573,606        484,679
     Units redeemed                              (92,920)        (1,882)       (81,704)       (10,100)      (189,760)       (15,431)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period             246,240        101,041        485,753        209,218        853,094        469,248
                                              ==========     ==========     ==========     ==========     ==========     ==========

(l)  For the Period Beginning on July 17, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Scudder Variable
                                                       Putnam Variable Trust Sub-Accounts                   Series I Sub-Accounts
                                              -------------------------------------------------------     -------------------------

                                                    VT Voyager                   VT Voyager II                     Balanced
                                              -------------------------     -------------------------     -------------------------

                                                 2001           2000           2001         2000 (k)         2001         2000 (m)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (31,867)    $ (126,273)    $   (3,545)    $     (117)    $      (10)   $        --
Net realized gains (losses)                    4,056,082        410,371        (18,937)           (28)            (1)            --
Change in unrealized gains (losses)          (10,025,495)    (3,938,355)       (58,150)       (10,209)           (26)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                          (6,001,280)    (3,654,257)       (80,632)       (10,354)           (37)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       5,293,560     17,688,274        429,422         91,960             --             --
Benefit payments                                 (79,402)       (21,524)            --             --             --             --
Payments on termination                         (999,420)      (295,535)       (17,244)            --             --             --
Contract maintenance charge                        3,178         (3,178)            14            (14)            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net          5,925,855      7,150,299        122,888          8,362          3,192             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                10,143,771     24,518,336        535,080        100,308          3,192             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS              4,142,491     20,864,079        454,448         89,954          3,155             --

NET ASSETS AT BEGINNING OF PERIOD             20,864,079             --         89,954             --             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                  $25,006,570    $20,864,079     $  544,402     $   89,954     $    3,155    $        --
                                             ===========    ===========     ==========     ==========     ==========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,766,998             --         12,302             --             --             --
     Units issued                              1,575,796      1,895,598        108,838         12,346            287             --
     Units redeemed                             (542,609)      (128,600)       (12,187)           (44)            --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period           2,800,185      1,766,998        108,953         12,302            287             --
                                              ==========     ==========     ==========     ==========     ==========     ==========

(k)  For the Period Beginning on October 2, 2000 and Ended December 31, 2000

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------

                                                                       Scudder Variable Series I Sub-Accounts
                                              ----------------------------------------------------------------------------------

                                                        Bond                  Capital Growth               Global Discovery
                                              ------------------------    -------------------------    -------------------------

                                                 2001        2000 (m)        2001         2000 (m)        2001         2000 (m)
                                              ----------    ----------    ----------     ----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $      131   $        --    $       (5)   $        --    $       (5)   $        --
Net realized gains (losses)                           --            --            (1)            --            (1)            --
Change in unrealized gains (losses)                   66            --           (40)            --           (71)            --
                                              ----------    ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from operations                                 197            --           (46)            --           (77)            --
                                              ----------    ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              --            --            --             --            --             --
Benefit payments                                      --            --            --             --            --             --
Payments on termination                               --            --            --             --            --             --
Contract maintenance charge                           --            --            --             --            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net              7,627            --         1,587             --         1,597             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from capital transactions                     7,627            --         1,587             --         1,597             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                  7,824            --         1,541             --         1,520             --

NET ASSETS AT BEGINNING OF PERIOD                     --            --            --             --            --             --
                                              ----------    ----------    ----------     ----------    ----------     ----------

NET ASSETS AT END OF PERIOD                   $    7,824   $        --    $    1,541    $        --    $    1,520    $        --
                                              ==========    ==========    ==========     ==========    ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --            --             --            --             --
     Units issued                                    691            --           150             --           121             --
     Units redeemed                                   --            --            --             --            --             --
                                              ----------    ----------    ----------     ----------    ----------     ----------
  Units outstanding at end of period                 691            --           150             --           121             --
                                              ==========    ==========    ==========     ==========    ==========     ==========

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Scudder Variable Series I Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                Growth and Income                International           Large Growth Company (f)
                                              -------------------------    -------------------------  -----------------------------

                                                  2001        2000 (m)        2001         2000 (m)        2001         2000 (m)
                                              ----------     ----------    ----------     ----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $       13    $        --    $      (13)   $        --    $       (7)   $        --
Net realized gains (losses)                           87             --           703             --          (774)            --
Change in unrealized gains (losses)                 (657)            --        (2,197)            --            --             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from operations                                (557)            --        (1,507)            --          (781)            --
                                              ----------     ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              --             --            --             --            --             --
Benefit payments                                      --             --            --             --            --             --
Payments on termination                               --             --            --             --            --             --
Contract maintenance charge                           --             --            --             --            --             --
Transfers among the sub-accounts
     and with the Fixed Account - net              7,599             --         6,011             --           781             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

Increase (decrease) in net assets
     from capital transactions                     7,599             --         6,011             --           781             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                  7,042             --         4,504             --            --             --

NET ASSETS AT BEGINNING OF PERIOD                     --             --            --             --            --             --
                                              ----------     ----------    ----------     ----------    ----------     ----------

NET ASSETS AT END OF PERIOD                   $    7,042    $        --    $    4,504    $        --   $        --    $        --
                                              ==========     ==========    ==========     ==========    ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --             --            --             --            --             --
     Units issued                                    778             --           530             --           395             --
     Units redeemed                                   --             --            --             --          (395)            --
                                              ----------     ----------    ----------     ----------    ----------     ----------
  Units outstanding at end of period                 778             --           530             --            --             --
                                              ==========     ==========    ==========     ==========    ==========     ==========

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Scudder
                                                                                                                    Variable
                                                                                                                    Series II
                                                            Scudder Variable Series I Sub-Accounts                 Sub-Account
                                              ---------------------------------------------------------------     ------------

                                                      Money Market                  21st Century Growth            Growth (f)
                                              -----------------------------     -----------------------------     ------------

                                                  2001           2000 (m)           2001           2000 (m)           2001
                                              ------------     ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $        195     $         65     $        (66)    $         (9)    $        (16)
Net realized gains (losses)                             --               --           (2,679)              (1)              (2)
Change in unrealized gains (losses)                     --               --             (501)            (849)            (286)
                                              ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from operations                                   195               65           (3,246)            (859)            (304)
                                              ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                --           21,967               --               --               --
Benefit payments                                        --               --               --               --               --
Payments on termination                                 --               --               --               --               --
Contract maintenance charge                              3               (3)               1               (1)              --
Transfers among the sub-accounts
     and with the Fixed Account - net              (22,227)              --             (929)          10,033            3,637
                                              ------------     ------------     ------------     ------------     ------------

Increase (decrease) in net assets
     from capital transactions                     (22,224)          21,964             (928)          10,032            3,637
                                              ------------     ------------     ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS                  (22,029)          22,029           (4,174)           9,173            3,333

NET ASSETS AT BEGINNING OF PERIOD                   22,029               --            9,173               --               --
                                              ------------     ------------     ------------     ------------     ------------

NET ASSETS AT END OF PERIOD                 $           --     $     22,029     $      4,999     $      9,173     $      3,333
                                              ============     ============     ============     ============     ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           1,996               --              679               --               --
     Units issued                                    3,091            1,996              485              679              395
     Units redeemed                                 (5,087)              --             (679)              --               --
                                              ------------     ------------     ------------     ------------     ------------
  Units outstanding at end of period                    --            1,996              485              679              395
                                              ============     ============     ============     ============     ============

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
     Series II

(m)  For the Period Beginning on June 15, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Van Kampen Life Investment Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                                           LIT Domestic                                  LIT Money
                                                    LIT Comstock              Income          LIT Emerging Growth          Market
                                              -------------------------     ----------     -------------------------     ----------

                                                 2001         2000 (g)       2001 (c)         2001         2000 (h)       2001 (c)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $   (2,636)   $        --     $     (212)    $   (2,475)    $     (123)    $    9,822
Net realized gains (losses)                       (2,018)            --             11         (2,464)             1             --
Change in unrealized gains (losses)              (22,066)            --            662        (57,203)          (326)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                             (26,720)            --            461        (62,142)          (448)         9,822
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         442,948          3,901         76,228        244,849        124,148      1,954,846
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (3,928)            --           (529)        (1,684)            --         (7,530)
Contract maintenance charge                          (11)            (1)            --             10            (19)            (3)
Transfers among the sub-accounts
     and with the Fixed Account - net             16,704             --          5,135         24,949            602       (613,513)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   455,713          3,900         80,834        268,124        124,731      1,333,800
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                428,993          3,900         81,295        205,982        124,283      1,343,622


NET ASSETS AT BEGINNING OF PERIOD                  3,900             --             --        124,283             --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  432,893     $    3,900     $   81,295     $  330,265     $  124,283     $1,343,622
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period           337             --             --         16,637             --             --
     Units issued                                 44,920            337          7,283         50,319         16,640        215,312
     Units redeemed                               (6,446)            --            (49)        (1,600)            (3)       (85,886)
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period              38,811            337          7,234         65,356         16,637        129,426
                                              ==========     ==========     ==========     ==========     ==========     ==========

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

(h)  For the Period Beginning on July 19, 2000 and Ended December 31, 2000

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Wells Fargo Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                 Wells Fargo VT Asset            Wells Fargo VT
                                                      Allocation                  Equity-Income             Wells Fargo VT Growth
                                              -------------------------     -------------------------     -------------------------

                                                 2001         2000 (g)         2001         2000 (g)         2001         2000 (g)
                                              ----------     ----------     ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $      334     $      290     $      (88)    $        2     $     (278)    $       (8)
Net realized gains (losses)                        1,890            (25)         1,813             --          2,605             (1)
Change in unrealized gains (losses)               (3,348)          (561)        (5,590)            82         (7,135)          (259)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from operations                              (1,124)          (296)        (3,865)            84         (4,808)          (268)
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         114,671             --         75,175             --         32,620          3,796
Benefit payments                                      --             --             --             --             --             --
Payments on termination                           (1,080)          (526)          (740)            --             --             --
Contract maintenance charge                            1             (1)            --             --            (18)            (1)
Transfers among the sub-accounts
     and with the Fixed Account - net                622          7,498          9,155          2,666          4,000             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Increase (decrease) in net assets
     from capital transactions                   114,214          6,971         83,590          2,666         36,602          3,795
                                              ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS                113,090          6,675         79,725          2,750         31,794          3,527

NET ASSETS AT BEGINNING OF PERIOD                  6,675             --          2,750             --          3,527             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF PERIOD                   $  119,765     $    6,675     $   82,475     $    2,750     $   35,321     $    3,527
                                              ==========     ==========     ==========     ==========     ==========     ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period           667             --            264             --            390             --
     Units issued                                 12,470            718          8,280            330          4,506            390
     Units redeemed                                 (116)           (51)           (77)           (66)            (3)            --
                                              ----------     ----------     ----------     ----------     ----------     ----------
  Units outstanding at end of period              13,021            667          8,467            264          4,893            390
                                              ==========     ==========     ==========     ==========     ==========     ==========

(g)  For the Period Beginning on May 22, 2000 and Ended December 31, 2000

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Allstate New York issues ten variable annuity contracts, the AIM Lifetime Plus(sm) ("Lifetime Plus"), the AIM Lifetime Plus(sm) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice (Enhanced Choice"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), and the Allstate Provider ("Provider") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds").


AIM VARIABLE INSURANCE FUNDS                        DREYFUS VARIABLE INVESTMENT FUND
     AIM V.I. Aggressive Growth                          VIF Capital Appreciation
     AIM V.I. Balanced                                   VIF Growth & Income*
     AIM V.I. Basic Value                                VIF Money Market*
     AIM V.I. Blue Chip                             DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     AIM V.I. Capital Appreciation                  DREYFUS STOCK INDEX FUND
     AIM V.I. Capital Development                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     AIM V.I. Dent Demographics                          VIP Contrafund
     AIM V.I. Diversified Income                         VIP Equity-Income
     AIM V.I. Global Utilities                           VIP Growth
     AIM V.I. Government Securities                      VIP Growth Opportunities
     AIM V.I. Growth                                     VIP High Income
     AIM V.I. Growth and Income                          VIP Index 500
     AIM V.I. High Yield                                 VIP Investment Grade Bond
     AIM V.I. International Equity                       VIP Overseas
     AIM V.I. Mid Cap Equity                        FRANKLIN TEMPLETON VARIABLE INSURANCE
     AIM V.I. Money Market                          PRODUCTS TRUST
     AIM V.I. New Technology (Previously known as        Franklin Small Cap*
          AIM V.I. Telecommunications)                   Mutual Shares Securities*
     AIM V.I. Value                                      Templeton Asset Strategy
ALLIANCE VARIABLE PRODUCT SERIES FUND                    Templeton Developing Markets Securities*
     Alliance Growth*                                    Templeton Growth Securities*
     Alliance Growth & Income*                           Templeton International Securities
     Alliance Premier Growth*
DELAWARE GROUP PREMIUM FUND, INC.
     Delaware GP Small Cap Value
     Delaware GP Trend

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

GOLDMAN SACHS VARIABLE INSURANCE TRUST              PUTNAM VARIABLE TRUST (CONTINUED)
     VIT Capital Growth*                                 VT International New Opportunities
     VIT CORE Small Cap Equity*                          VT Investors
     VIT CORE U.S. Equity*                               VT Money Market
     VIT Global Income*                                  VT New Opportunities
     VIT International Equity*                           VT New Value
HSBC VARIABLE INSURANCE FUNDS                            VT OTC & Emerging Growth
     HSBC VI Cash Management                             VT Research
     HSBC VI Fixed Income                                VT Small Cap Value
     HSBC VI Growth & Income                             VT Technology
MFS VARIABLE INSURANCE TRUST                             VT Utilities Growth and Income
     MFS Bond                                            VT Vista
     MFS Emerging Growth*                                VT Voyager
     MFS High Income                                     VT Voyager II
     MFS Investors Trust (Previously known as MFS   SCUDDER VARIABLE SERIES I
          Growth with Income)                            Balanced
     MFS New Discovery                                   Bond
     MFS Research*                                       Capital Growth
OPPENHEIMER VARIABLE ACCOUNT FUNDS                       Global Discovery
     Oppenheimer Aggressive Growth                       Growth and Income
     Oppenheimer Bond                                    International
     Oppenheimer Capital Appreciation                    Money Market
     Oppenheimer Global Securities                       21st Century Growth
     Oppenheimer High Income                        SCUDDER VARIABLE SERIES II
     Oppenheimer Main Street Growth & Income             Growth
     Oppenheimer Main Street Small Cap Growth       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          (Previously known as Oppenheimer Small         Emerging Markets Equity*
          Cap Growth)                                    Equity Growth*
     Oppenheimer Strategic Bond                          Fixed Income*
PUTNAM VARIABLE TRUST                                    Global Value Equity* (Previously known as
     VT American Government Income                            Global Equity)
     VT Asia Pacific                                     International Magnum*
     VT Capital Appreciation                             Mid Cap Value*
     VT Diversified Income                               U.S. Real Estate*
     VT The George Putnam Fund of Boston                 Value*
     VT Global Asset Allocation                     VAN KAMPEN LIFE INVESTMENT TRUST
     VT Global Growth                                    LIT Comstock
     VT Growth and Income                                LIT Domestic Income
     VT Growth Opportunities                             LIT Emerging Growth
     VT Health Sciences                                  LIT Money Market
     VT High Yield                                  WELLS FARGO VARIABLE TRUST
     VT Income                                           Wells Fargo VT Asset Allocation
     VT International Growth                             Wells Fargo VT Equity Income
     VT International Growth and Income                  Wells Fargo VT Growth

* These Funds were available, but had no Fund activity as of December 31, 2001.

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

     Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.



3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.65% per annum of daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

--------------------------------------------------------------------------------

3.   EXPENSES (CONTINUED)

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account for the Lifetime Plus, Lifetime Plus II, Enhanced Choice, Custom, SelectDirections, and Provider contracts and .30% for the Scudder contract. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II and Enhanced Choice and $30 for Putnam, Custom, SelectDirections, and Provider on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                              $               2,116,220
     AIM V. I. Balanced                                                                       5,799,025
     AIM V. I. Basic Value                                                                      667,465
     AIM V. I. Blue Chip                                                                      4,886,212
     AIM V. I. Capital Appreciation                                                           3,532,207
     AIM V. I. Capital Development                                                              462,814
     AIM V. I. Dent Demographics                                                              1,244,868
     AIM V. I. Diversified Income                                                             1,415,517
     AIM V. I. Global Utilities                                                               1,335,509
     AIM V. I. Government Securities                                                          3,925,764
     AIM V. I. Growth                                                                         2,459,720
     AIM V. I. Growth and Income                                                              4,230,374
     AIM V. I. High Yield                                                                       786,507
     AIM V. I. International Equity                                                           1,545,032
     AIM V. I. Mid Cap Equity                                                                   114,618
     AIM V. I. Money Market                                                                   5,239,917
     AIM V. I. New Technology                                                                 1,928,352
     AIM V. I. Value                                                                          6,783,293

Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                                                483,509
     Delaware GP Trend                                                                          163,430

Investments in the Dreyfus Variable Investment Fund Sub-Account:
     VIF Capital Appreciation                                                                   249,804

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                                   186,901

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                                 1,393,796

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                                             623,989
     VIP Equity-Income                                                                        1,026,004
     VIP Growth                                                                               1,245,441
     VIP Growth Opportunities                                                                   175,250
     VIP High Income                                                                            161,238
     VIP Index 500                                                                              574,006
     VIP Investment Grade Bond                                                                  293,350
     VIP Overseas                                                                               392,870

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Templeton Asset Strategy                                                 $                 134,911
     Templeton International Securities                                                         390,918

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                                                  1,299,055
     HSBC VI Fixed Income                                                                       527,443
     HSBC VI Growth & Income                                                                  1,355,738

Investments in the MFS Variable Insurance Trust Accounts:
     MFS Bond                                                                                   260,731
     MFS High Income                                                                            116,825
     MFS Investors Trust                                                                        266,581
     MFS New Discovery                                                                          113,720

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                              920,953
     Oppenheimer Bond                                                                           340,400
     Oppenheimer Capital Appreciation                                                           906,933
     Oppenheimer Global Securities                                                              368,116
     Oppenheimer High Income                                                                    225,456
     Oppenheimer Main Street Growth & Income                                                  1,293,091
     Oppenheimer Main Street Small Cap Growth                                                   194,969
     Oppenheimer Strategic Bond                                                                 962,427

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                            $               4,544,000
     VT Asia Pacific                                                                            135,023
     VT Capital Appreciation                                                                    566,326
     VT Diversified Income                                                                    4,464,743
     VT The George Putnam Fund of Boston                                                      5,586,730
     VT Global Asset Allocation                                                               1,460,699
     VT Global Growth                                                                         5,431,230
     VT Growth Opportunities                                                                  1,820,961
     VT Growth and Income                                                                    22,171,004
     VT Health Sciences                                                                       4,333,445
     VT High Yield                                                                            3,071,756
     VT Income                                                                                9,178,710
     VT International Growth                                                                  6,138,721
     VT International Growth and Income                                                       1,464,869
     VT International New Opportunities                                                         947,088
     VT Investors                                                                             9,440,414
     VT Money Market                                                                         12,173,601
     VT New Opportunities                                                                     9,380,267
     VT New Value                                                                             4,030,868
     VT OTC & Emerging Growth                                                                 1,901,916
     VT Research                                                                              4,488,915
     VT Small Cap Value                                                                       3,799,122
     VT Technology                                                                              869,571
     VT Utilities Growth and Income                                                           3,333,168
     VT Vista                                                                                 5,111,014
     VT Voyager                                                                              15,731,731
     VT Voyager II                                                                              571,097

Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced                                                                                     3,190
     Bond                                                                                         7,796
     Capital Growth                                                                               1,585
     Global Discovery                                                                             1,596
     Growth and Income                                                                            7,737
     International                                                                                6,738
     Large Company Growth                                                                         4,411
     Money Market                                                                                34,165
     21st Century Growth                                                                          6,011

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                                       3,632

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                                      Purchases
                                                                              -------------------------


Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                             $                 483,537
     LIT Domestic Income                                                                         81,373
     LIT Emerging Growth                                                                        275,288
     LIT Money Market                                                                         2,216,972

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                                            118,082
     Wells Fargo VT Equity Income                                                                86,795
     Wells Fargo VT Growth                                                                       39,274
                                                                              -------------------------

                                                                              $             210,646,440
                                                                              =========================

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate New York, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

          ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

          *** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                 Accumulation     Investment        Expense            Total
                                                                  Unit Value     Income Ratio*      Ratio**          Return***
                                                               ----------------  -------------  ---------------  -----------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                               $ 8.02 - $ 10.31         0.00 %  1.10 % - 1.45 %  -27.13 % - -26.88 %
     AIM V. I. Balanced                                          7.94 -   10.85         2.44    1.10   - 1.45    -12.71   - -12.40
     AIM V. I. Basic Value (a)                                  11.20 -   11.21         0.21    1.10   - 1.45     12.00   -  12.10
     AIM V. I. Blue Chip                                         6.24 -    6.78         0.02    1.10   - 1.45    -23.66   - -23.39
     AIM V. I. Capital Appreciation                              5.78 -   14.18         0.00    1.10   - 1.45    -24.39   - -24.12
     AIM V. I. Capital Development                               9.67 -   11.37         0.00    1.10   - 1.45     -9.42   -  -9.10
     AIM V. I. Dent Demographics                                 5.29 -    5.33         0.00    1.10   - 1.45    -32.90   - -32.66
     AIM V. I. Diversified Income                                9.69 -   11.79         7.57    1.10   - 1.45      2.09   -   2.45
     AIM V. I. Global Utilities                                  7.19 -   13.98         1.43    1.10   - 1.45    -28.97   - -28.72
     AIM V. I. Government Securities                            11.31 -   12.74         4.24    1.10   - 1.45      4.87   -   5.24
     AIM V. I. Growth                                            4.92 -   12.90         0.20    1.10   - 1.45    -34.84   - -34.61
     AIM V. I. Growth and Income                                 6.23 -   15.46         0.05    1.10   - 1.45    -23.95   - -23.68
     AIM V. I. High Yield                                        7.44 -    7.84        17.67    1.10   - 1.45     -6.37   -  -6.04
     AIM V. I. International Equity                              6.11 -   11.98         0.31    1.10   - 1.45    -24.64   - -24.37
     AIM V. I. Mid Cap Equity (a)                               11.36 -   11.37         0.27    1.10   - 1.45     13.57   -  13.67
     AIM V. I. Money Market                                     10.71 -   12.23         3.29    1.10   - 1.45      2.12   -   2.48
     AIM V. I. New Technology (b)                               10.45 -   10.52         2.00    1.10   - 1.45    -48.23   - -48.05
     AIM V. I. Value                                             6.98 -   16.38         0.13    1.10   - 1.45    -13.83   - -13.53

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

(b)  Previously known as AIM V.I. Telecommunications

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                            At December 31, 2001        For the year ended December 31, 2001
                                                            --------------------  -------------------------------------------------

                                                                 Accumulation      Investment        Expense           Total
                                                                  Unit Value      Income Ratio*      Ratio**         Return***
                                                               -----------------  -------------  ---------------  -----------------

Investments in the Delaware Group Premium Fund, Inc.
   Sub-Accounts:
     Delaware GP Small Cap Value                               $ 12.80 - $ 12.80        0.55 %   1.25 % - 1.25 %   10.43 % -  10.43%
     Delaware GP Trend                                            7.75 -    7.75        0.00     1.25   - 1.25    -16.40   - -16.40

Investments in the Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Capital Appreciation                                     8.89 -    8.89        1.52     1.25   - 1.25    -10.45   - -10.45

Investments in the Dreyfus Socially Responsible
   Growth Fund, Inc. Sub-Account:
     Dreyfus Socially Responsible Growth Fund                     7.07 -    7.07        0.09     1.25   - 1.25    -23.55   - -23.55

Investments in the Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund                                     8.16 -    8.16        1.24     1.25   - 1.25    -13.28   - -13.28

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
     VIP Contrafund                                               8.14 -    8.62        0.30     1.25   - 1.25    -13.35   - -13.35
     VIP Equity-Income                                           10.14 -   10.14        0.24     1.25   - 1.25     -6.15   -  -6.15
     VIP Growth                                                   6.93 -    7.63        0.03     1.25   - 1.25    -18.69   - -18.69
     VIP Growth Opportunities                                     7.90 -    7.90        0.13     1.25   - 1.25    -15.50   - -15.50
     VIP High Income                                              7.32 -    7.32        0.05     1.25   - 1.25    -12.84   - -12.84
     VIP Index 500 (c)                                            7.85 -    7.85        0.07     1.25   - 1.25    -21.53   - -21.53
     VIP Investment Grade Bond                                   11.18 -   11.18        0.05     1.25   - 1.25      7.10   -   7.10
     VIP Overseas                                                 6.98 -    7.25        1.29     1.25   - 1.25    -22.16   - -22.16

Investments in the Franklin Templeton Variable
   Insurance Products Trust Sub-Accounts:
     Templeton Asset Strategy                                     9.29 -    9.29        0.66     1.25   - 1.25    -11.08   - -11.08
     Templeton International Securities                           8.73 -    8.73        2.23     1.25   - 1.25    -17.05   - -17.05

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                     10.32 -   10.32        2.45     1.25   - 1.25      1.30   -   1.30
     HSBC VI Fixed Income                                        10.53 -   10.53        2.64     1.25   - 1.25      3.09   -   3.09
     HSBC VI Growth & Income                                      8.33 -    8.33        0.45     1.25   - 1.25    -18.16   - -18.16


(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------

Investments in the MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Bond (c)                                          $ 11.15   -  $ 11.15         0.91 %  1.25 % - 1.25 %   11.50 % -  11.50 %
     MFS High Income                                          9.30   -     9.30         1.80    1.25   - 1.25      0.79   -   0.79
     MFS Investors Trust (d)                                  8.08   -     8.08         0.05    1.25   - 1.25    -19.22   - -19.22
     MFS New Discovery                                        8.34   -     8.34         0.00    1.25   - 1.25     -6.22   -  -6.22

Investments in the Oppenheimer Variable Account
   Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                            6.22   -     6.22         0.54    1.25   - 1.25    -32.13   - -32.13
     Oppenheimer Bond                                        10.86   -    10.86         2.71    1.25   - 1.25      8.57   -   8.57
     Oppenheimer Capital Appreciation                         7.72   -     7.72         0.04    1.25   - 1.25    -13.68   - -13.68
     Oppenheimer Global Securities                            8.36   -     8.36         0.03    1.25   - 1.25    -16.37   - -16.37
     Oppenheimer High Income (c)                              9.52   -     9.52         0.01    1.25   - 1.25     -4.80   -  -4.80
     Oppenheimer Main Street Growth & Income                  8.23   -     8.23         0.37    1.25   - 1.25    -11.29   - -11.29
     Oppenheimer Main Street Small Cap Growth (e)             8.59   -     8.59         0.00    1.25   - 1.25     -1.61   -  -1.61
     Oppenheimer Strategic Bond                              10.68   -    10.68         2.27    1.25   - 1.25      3.53   -   3.53




(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

(d)  Previously known as MFS Growth with Income

(e)  Previously known as Oppenheimer Small Cap Growth

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------


Investments in the Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income                         $ 11.42  -  $ 11.69          0.00 %  1.25 % - 1.60 %    4.93 % -   5.21 %
     VT Asia Pacific                                          7.19  -     7.19          0.00    1.25   - 1.25    -24.96   - -24.96
     VT Capital Appreciation                                  7.73  -     7.76          0.00    1.25   - 1.60    -15.27   - -14.99
     VT Diversified Income                                    9.51  -     9.95          6.22    1.25   - 1.60      1.93   -   2.21
     VT The George Putnam Fund of Boston                      9.46  -    11.37          1.90    1.25   - 1.60     -1.09   -  -0.81
     VT Global Asset Allocation                               8.73  -     9.08          0.73    1.25   - 1.60     -9.94   -  -9.66
     VT Global Growth                                         4.90  -     7.54          0.00    1.25   - 1.60    -30.93   - -30.65
     VT Growth Opportunities                                  4.45  -     5.01          0.00    1.25   - 1.60    -33.23   - -32.95
     VT Growth and Income                                     8.48  -    10.87          1.33    1.25   - 1.65     -7.89   -  -7.57
     VT Health Sciences                                       9.49  -    11.53          0.00    1.25   - 1.60    -21.04   - -20.76
     VT High Yield                                            8.79  -     9.19         10.36    1.25   - 1.60      2.07   -   2.35
     VT Income                                               10.46  -    11.12          3.96    1.25   - 1.60      5.67   -   5.95
     VT International Growth                                  6.86  -    10.10          0.26    1.25   - 1.65    -21.93   - -21.61
     VT International Growth and Income                       8.14  -     8.58          0.92    1.25   - 1.60    -22.08   - -21.80
     VT International New Opportunities                       3.97  -     7.74          0.00    1.25   - 1.60    -29.85   - -29.57
     VT Investors                                             6.36  -     7.26          0.00    1.25   - 1.60    -26.00   - -25.72
     VT Money Market                                         10.45  -    10.96          3.58    1.25   - 1.60      2.19   -   2.47
     VT New Opportunities                                     4.68  -     7.89          0.00    1.25   - 1.60    -31.30   - -31.02
     VT New Value                                            10.20  -    13.59          0.51    1.25   - 1.60      1.74   -   2.02
     VT OTC & Emerging Growth                                 2.19  -     5.14          0.00    1.25   - 1.60    -46.66   - -46.38
     VT Research                                              8.24  -     9.00          0.25    1.25   - 1.60    -20.14   - -19.86
     VT Small Cap Value                                      13.41  -    14.77          0.01    1.25   - 1.65     16.33   -  16.65
     VT Technology                                            3.13  -     3.57          0.00    1.25   - 1.60    -40.22   - -39.94
     VT Utilities Growth and Income                           8.39  -     9.10          2.57    1.25   - 1.60    -23.58   - -23.30
     VT Vista                                                 5.56  -     8.76          0.00    1.25   - 1.60    -34.62   - -34.34
     VT Voyager                                               6.12  -     9.05          1.11    1.25   - 1.65    -23.71   - -23.39
     VT Voyager II                                            4.98  -     5.00          0.00    1.25   - 1.60    -31.93   - -31.65

Investments in the Scudder Variable Series I
   Sub-Accounts:
     Balanced                                                11.01  -    11.01          0.00    0.80   - 0.80     10.05   -  10.05
     Bond                                                    11.30  -    11.33          4.42    0.70   - 0.80     12.97   -  13.32
     Capital Growth                                          10.27  -    10.27          0.00    0.80   - 0.80      2.72   -   2.72
     Global Discovery                                        12.56  -    12.56          0.00    0.80   - 0.80     25.57   -  25.57
     Growth and Income                                        9.03  -     9.06          1.42    0.70   - 0.80     -9.65   -  -9.37
     International                                            8.47  -     8.50          0.67    0.70   - 0.80    -15.26   - -14.99
     Money Market                                            11.39  -    11.39          2.07    0.70   - 0.70      3.18   -   3.18
     21st Century Growth                                     10.30  -    10.32          0.00    0.70   - 0.80    -23.77   - -23.63

Investments in the Scudder Variable Series II
   Sub-Accounts:
     Growth (f)                                               8.41  -     8.44          0.00    0.70   - 0.80    -23.86   - -23.80

(f) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)



                                                           At December 31, 2001        For the year ended December 31, 2001
                                                           --------------------  -------------------------------------------------

                                                                Accumulation      Investment        Expense           Total
                                                                 Unit Value      Income Ratio*      Ratio**         Return***
                                                           --------------------  -------------  ---------------  -----------------

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
     LIT Comstock                                          $ 11.15  -  $ 11.15          0.00 %  1.25 % - 1.25 %   -3.68 % -  -3.68 %
     LIT Domestic Income                                     11.24  -    11.24          0.07    1.25   - 1.25     12.37   -  12.37
     LIT Emerging Growth                                      5.05  -     5.05          0.05    1.25   - 1.25    -32.35   - -32.35
     LIT Money Market (c)                                    10.38  -    10.38          2.60    1.25   - 1.25      3.81   -   3.81

Investments in the Wells Fargo Variable Trust
   Sub-Accounts:
     Wells Fargo VT Asset Allocation                          9.20  -     9.20          1.68    1.25   - 1.25     -8.13   -  -8.13
     Wells Fargo VT Equity Income                             9.74  -     9.74          1.56    1.25   - 1.25     -6.60   -  -6.60
     Wells Fargo VT Growth                                    7.22  -     7.22          0.02    1.25   - 1.25    -20.22   - -20.22



(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York Financial Statements and Financial Schedule and Allstate Life of New York Separate Account A Financial Statements are included in Part B of this Registration Statement.

24B. EXHIBITS

Unless otherwise indicated, the following exhibits, which correspond to those required by Item 24(b) of Form N-4, are filed herewith:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A, (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2) Not Applicable

(3) Form of Underwriting Agreement (Previously filed in the initial filing of this Registration Statement (File No. 333-93889) dated December 30, 1999.)

(4) (a) Form of Contract (Previously filed in the initial filing of this Registration Statement (File No. 333-93889) dated December 30, 1999).

     (b) Form of Contract Rider (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93889) dated October 2,
2000).

(5) Form of Application for a Contract (Previously filed in the initial filing of this Registration Statement (File No. 333-93889) dated December 30, 1999.)

(6) (a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K, dated March 30, 1999 and incorporated herein by reference.)

     (b)  Amended  By-laws  of  Allstate  Life  Insurance  Company  of New  York
(Previously   filed  in  Depositor's   Form  10-K,  dated  March  30,  1999  and
incorporated herein by reference.)

(7) Not applicable


(8) (a) Form of Participation Agreement (Previously filed in the initial filing of this Registration Statement (File No. 333-93889) dated December 30, 1999.)

     (b) Form of Participation Agreement among Scudder Variable Series II, Scudder Investments, Inc., Kemper Distributors, Inc. and Allstate Life Insurance Company of New York (Previously filed in Post Effective Amendment No. 2 (File No. 333-93889) dated April 20, 2001.

(9) (a) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in the initial filing to this Registration Statement (File No. 333-93889) dated December 30, 1999).

     (b) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-93889)dated October 2, 2000).

(10) (a) Independent  Auditors'  Consent filed herewith.
     (b) Consent of Foley & Lardner filed herewith.

(11) Not applicable

(12) Not applicable

(13) Schedule of Computation of Performance Quotations (Previously filed in Post Effective Amendment No. 2 (File No. 333-93889) dated April 20, 2001.

(14) Not applicable

(99) (a) Powers of Attorney for Thomas J. Wilson, Vincent A. Fusco, Michael J. Velotta, Marla G. Friedman, Samuel J. Pilch, Casey J. Sylla, Marcia D. Alazraki, Cleveland Johnson, Jr., Kenneth R. O'Brien, John R. Raben, Jr., Sally A. Slacke and Patricia W. Wilson (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-93889) filed May 17, 2000).

     (b) Powers of Attorney for Margaret G. Dyer,  John C. Lounds,  and J. Kevin
McCarthy   (Previously  filed  in   Post-Effective   Amendment  No.  1  to  this
Registration Statement (File No. 333-93889) dated October 2, 2000).

     (c) Power of Attorney for Steven E. Shebik filed herewith.


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                          POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II       Chairman of the Board and President, and Director
                           (Principal Executive Officer)
Michael J. Velotta         Vice President, Secretary, General Counsel and
                           Director
Marcia D. Alazraki         Director
Margaret G. Dyer           Director and Vice President
Marla G. Friedman          Vice President and Director
Vincent A. Fusco           Director and Chief Operations Officer
Karen C. Gardner           Vice President
John R. Hunter             Vice President
Cleveland Johnson, Jr.     Director
John C. Lounds             Director and Vice President
J. Kevin McCarthy          Director and Vice President
Kenneth R. 'Brien         Director
Samuel H. Pilch            Group Vice President and Controller (Principal
                           Accounting Officer)
Michael Roche              Vice President
John R. Raben, Jr.         Director
Steven E. Shebik           Vice President and Director (Principal Financial
                           Officer)
Sally A. Slacke            Director
Casey J. Sylla             Chief Investment Officer
Patricia W. Wilson         Director and Assistant Vice President
James P. Zils              Treasurer
Fred Amos                  Chief Administrative Officer
D. Steven Boger            Assistant Vice President
Patricia A. Coffey         Assistant Vice President
Errol Cramer               Assistant Vice President and Appointed Actuary
Dorothy E. Even            Assistant Vice President
Douglas F. Gaer            Assistant Vice President
Judith P. Greffin          Assistant Vice President
Charles D. Mires           Assistant Vice President
Barry S. Paul              Assistant Vice President and Assistant Treasurer
Charles Salisbury          Assistant Vice President
Timothy N. Vander Pas      Assistant Vice President
David A. Walsh             Assistant Vice President
Richard Zaharias           Assistant Vice President
Joanne M. Derrig           Assistant Secretary and Assistant General Counsel
Doris M. Bryant            Assistant Secretary
Paul N. Kierig             Assistant Secretary
Susan L. Lees              Assistant Secretary
Mary J. McGinn             Assistant Secretary
Roberta S. Asher           Assistant Treasurer
Ralph A. Bergholtz         Assistant Treasurer
Mark A. Bishop             Assistant Treasurer
Robert B. Bodett           Assistant Treasurer
Barbara S. Brown           Assistant Treasurer
Rhonda Hopps               Assistant Treasurer
Peter S. Horos             Assistant Treasurer
Thomas C. Jensen           Assistant Treasurer
David L. Kocourek          Assistant Treasurer
Daniel C. Leimbach         Assistant Treasurer
Beth K. Marder             Assistant Treasurer
Jeffrey A. Mazer           Assistant Treasurer
Ronald A. Mendel           Assistant Treasurer
Stephen J. Stone           Assistant Treasurer
Louise J. Walton           Assistant Treasurer
Jerry D. Zinkula           Assistant Treasurer

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slacke is 8 John Way, Islandia, New York 11788. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 26, 2002 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2002, there were 0 qualified and 3 non-qualified contracts in force.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company of New York (Depositor) and ALFS, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.    PRINCIPAL UNDERWRITER, ALFS, INC.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

          Allstate Financial Advisors Separate Account I
          Allstate Life Insurance Separate Account A
          Allstate Life of New York Separate Account A
          Allstate Life of New York Variable Annuity Account
          Allstate Life of New York Variable Annuity Account II American Maturity Life Separate Account AMLVA
          CG Variable Annuity Separate Account
          Charter National Variable Account
          Charter National Variable Annuity Account
          Glenbrook Life and Annuity Company Separate Account A Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life Multi-Manager Variable Account
          Glenbrook Life Scudder Variable Account A
          Glenbrook Life Variable Life Separate Account A
          Glenbrook Life AIM Variable Life Separate Account A Intramerica Variable Annuity Account
          Lincoln Benefit Life Variable Annuity Account
          Lincoln Benefit Life Variable Account
          Northbrook Life Variable Life Separate Account A
          Northbrook Variable Annuity Account I
          Northbrook Variable Annuity Account II
          Provident National Assurance Company Separate Account B

 (b) The directors and officers of the principal underwriter are:

Name and Principal Business                 Positions and Officers
Address* of Each Such Person                with Underwriter


Thomas J. Wilson, II                    Director
Michael J. Velotta                      Secretary and Director
Marian Goll                             Vice President, Treasurer and Controller
Brent H. Hamann                         Vice President
John R. Hunter                          President, Chief Executive Officer and
                                        Director
Andrea J. Schur                         Vice President
Lisa A. Burnell                         Assistant Vice President and Compliance
                                        Officer
Joanne M. Derrig                        Assistant General Counsel and Assistant
                                        Secretary
William F. Emmons                       Assistant Secretary
Susan L. Lees                           Assistant Secretary
Barry S. Paul                           Assistant Treasurer
James P. Zils                           Assistant Treasurer

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc. None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company of New York, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738.

The Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 22nd day of April, 2002.



                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                                  BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                             NEW YORK (DEPOSITOR)
                                             (SEAL)
                                             By: /s/MICHAEL J. VELOTTA
                                      ----------------------
                                            Michael J. Velotta
                                            Vice President, Secretary  and
                                            General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 22nd day of April 2002.


*/THOMAS J. WILSON, II                       President, Director and Chairman
----------------------                       of the Board
Thomas J. Wilson, II                         (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                        Vice President, Secretary,
---------------------                        General Counsel and Director
Michael J. Velotta

*/VINCENT A. FUSCO                           Chief Operations Officer and
-------------------                          Director
Vincent A. Fusco

*/MARLA G. FRIEDMAN                          Vice President and Director
----------------------
Marla G. Friedman

*/SAMUEL J. PILCH                            Controller
----------------------                       (Principal Accounting Officer)
Samuel H. Pilch

*/CASEY J. SYLLA                             Chief Investment Officer
----------------------
Casey J. Sylla

*/MARCIA D. ALAZRAKI                         Director
--------------------
Marcia D. Alazraki

*/CLEVELAND JOHNSON, JR.                     Director
------------------------
Cleveland Johnson, Jr.

*/KENNETH R. O'BRIEN                         Director
------------------------
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.                         Director
---------------------
John R. Raben, Jr.

*/SALLY A. SLACKE                            Director
---------------------
Sally A. Slacke

*/PATRICIA W. WILSON                         Assistant Vice President and
-----------------                            Director
Patricia W. Wilson

**/STEVEN E. SHEBIK                          Director and Vice President
------------------------                     (Principal Financial Officer)
Steven E. Shebik

*/MARGARET G. DYER                           Director
------------------------
Margaret G. Dyer

*/J. KEVIN MCCARTHY                          Director
-----------------------
J. Kevin McCarthy

*/JOHN C. LOUNDS                             Director
------------------------
John C. Lounds



*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed. **/ By Michael J. Velotta, pursuant to Powers of Attorney filed herewith.


                                  Exhibit Index


(10)(a)     Independent Auditors' Consent
(10)(b)     Consent of Foley & Lardner
(99)(c)     Power of Attorney for Steven E. Shebik